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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-21308
                                    ---------

THE CHINA-U.S. GROWTH FUND
--------------------------
(Exact name of registrant as specified in charter)

111 FIFTH AVENUE - 2ND FLOOR, NEW YORK, NY                           10003
--------------------------------------------------------------------------------
   (Address of principal executive offices)                        (Zip code)

FRED ALGER MANAGEMENT, INC., ATTN: HAL LIEBES, 111 FIFTH AVENUE,
NEW YORK, NY 10003
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 806-2966
                                                    --------------
Date of fiscal year end:   10/31/06
                           --------

Date of reporting period:  07/01/06 -  06/30/2007
                           ----------------------

    Form N-PX is to be used by a registered management investment company, other than a small business  investment company registered on Form N-5 (ss.ss.  239.24 and 274.5 of this chapter), to file reports with the Commission,  not later than
August 31 of each year,  containing the registrant's proxy voting record for the most recent  twelve-month  period  ended June 30,  pursuant to  section30 of the
Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4).
The Commission may use the information  provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained  in Form N-PX unless the Form  displays a  currently  valid  Office of  Management  and Budget
("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to the Secretary,  Securities and Exchange Commission,  450 Fifth Street,
NW,  Washington,  DC  20549-0609.  The  OMB  has  reviewed  this  collection  of information under the clearance requirements of44U.S.C. ss. 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21308
Reporting Period: 07/01/2006 - 06/30/2007
China US Growth Fund

========================== THE CHINA U.S GROWTH FUND ===========================

3M CO

Ticker:       MMM            Security ID:  88579Y101
Meeting Date: MAY 8, 2007    Meeting Type: Annual
Record Date:  MAR 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Linda G. Alvarado          For       For        Management
1.2   Elect Director George W. Buckley          For       For        Management
1.3   Elect Director Vance D. Coffman           For       For        Management
1.4   Elect Director Michael L. Eskew           For       For        Management
1.5   Elect Director W. James Farrell           For       For        Management
1.6   Elect Director Herbert L. Henkel          For       For        Management
1.7   Elect Director Edward M. Liddy            For       For        Management
1.8   Elect Director Robert S. Morrison         For       For        Management
1.9   Elect Director Aulana L. Peters           For       For        Management
1.10  Elect Director Rozanne L. Ridgway         For       For        Management
2     Ratify Auditors                           For       For        Management
3     Reduce Supermajority Vote Requirement     For       For        Management
4     Rescind Fair Price Provision              For       For        Management
5     Approve Executive Incentive Bonus Plan    For       For        Management
6     Approve Executive Incentive Bonus Plan    For       For        Management
7     Pay For Superior Performance              Against   For        Shareholder

--------------------------------------------------------------------------------

AGRIUM INC.

Ticker:       AGU            Security ID:  008916108
Meeting Date: MAY 9, 2007    Meeting Type: Annual/Special
Record Date:  MAR 13, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Neil Carragher             For       For        Management
1.2   Elect Director Ralph S. Cunningham        For       For        Management
1.3   Elect Director D. Grant Devine            For       For        Management
1.4   Elect Director Germaine Gibara            For       For        Management
1.5   Elect Director Russell K. Girling         For       For        Management
1.6   Elect Director Susan A. Henry             For       For        Management
1.7   Elect Director Russell J. Horner          For       For        Management
1.8   Elect Director Anne McLellan              For       For        Management
1.9   Elect Director Frank W. Proto             For       For        Management
1.10  Elect Director Michael M. Wilson          For       For        Management
1.11  Elect Director Victor J. Zaleschuk        For       For        Management
2     Approve KPMG LLP as  Auditors and         For       For        Management
      Authorize Board to Fix Remuneration of
      Auditors
3     Amend Stock Option Plan Re Amendment      For       For        Management
      Provisions
4     Amend Stock Option Plan Re Increase Size  For       For        Management
5     Amend Shareholder Rights Plan             For       For        Management

--------------------------------------------------------------------------------

                                     Page 1

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:       AIG            Security ID:  026874107
Meeting Date: MAY 16, 2007   Meeting Type: Annual
Record Date:  MAR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Marshall A. Cohen          For       For        Management
1.2   Elect Director Martin S. Feldstein        For       For        Management
1.3   Elect Director Ellen V. Futter            For       For        Management
1.4   Elect Director Stephen L. Hammerman       For       For        Management
1.5   Elect Director Richard C. Holbrooke       For       For        Management
1.6   Elect Director Fred H. Langhammer         For       For        Management
1.7   Elect Director George L. Miles, Jr.       For       For        Management
1.8   Elect Director Morris W. Offit            For       For        Management
1.9   Elect Director James F. Orr, III          For       For        Management
1.10  Elect Director Virginia M. Rometty        For       For        Management
1.11  Elect Director Martin J. Sullivan         For       For        Management
1.12  Elect Director Michael H. Sutton          For       For        Management
1.13  Elect Director Edmund S.W. Tse            For       For        Management
1.14  Elect Director Robert B. Willumstad       For       For        Management
1.15  Elect Director Frank G. Zarb              For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Performance-Based and/or Time-Based       Against   For        Shareholder
      Equity Awards

--------------------------------------------------------------------------------

AMGEN, INC.

Ticker:       AMGN           Security ID:  031162100
Meeting Date: MAY 9, 2007    Meeting Type: Annual
Record Date:  MAR 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Frank J. Biondi, Jr.       For       For        Management
2     Elect Director Jerry D. Choate            For       For        Management
3     Elect Director Frank C. Herringer         For       For        Management
4     Elect Director Gilbert S. Omenn           For       For        Management
5     Ratify Auditors                           For       For        Management
6     Declassify the Board of Directors         For       For        Management
7     Declassify the Board of Directors         For       For        Management
8     Develop an Animal Welfare Policy          Against   Against    Shareholder
9     Prepare a Sustainability Report           Against   Against    Shareholder

--------------------------------------------------------------------------------

                                     Page 2

ANHEUSER-BUSCH COMPANIES, INC.

Ticker:       BUD            Security ID:  035229103
Meeting Date: APR 25, 2007   Meeting Type: Annual
Record Date:  FEB 28, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director August A. Busch III        For       For        Management
1.2   Elect Director August A. Busch IV         For       For        Management
1.3   Elect Director Carlos Fernandez G.        For       For        Management
1.4   Elect Director James R. Jones             For       For        Management
1.5   Elect Director Andrew C. Taylor           For       For        Management
1.6   Elect Director Douglas A. Warner III      For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Approve Nonqualified Employee Stock       For       For        Management
      Purchase Plan
4     Ratify Auditors                           For       For        Management
5     Report on Charitable Contributions        Against   Against    Shareholder

--------------------------------------------------------------------------------

ATHEROS COMMUNICATIONS, INC

Ticker:       ATHR           Security ID:  04743P108
Meeting Date: MAY 22, 2007   Meeting Type: Annual
Record Date:  APR 3, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Craig H. Barratt           For       For        Management
1.2   Elect Director Marshall L. Mohr           For       For        Management
1.3   Elect Director Andrew S. Rappaport        For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

AVON PRODUCTS, INC.

Ticker:       AVP            Security ID:  054303102
Meeting Date: MAY 3, 2007    Meeting Type: Annual
Record Date:  MAR 15, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director W. Don Cornwell            For       For        Management
1.2   Elect Director Edward T. Fogarty          For       For        Management
1.3   Elect Director Fred Hassan                For       For        Management
1.4   Elect Director Andrea Jung                For       For        Management
1.5   Elect Director Maria Elena Lagomasino     For       For        Management
1.6   Elect Director Ann S. Moore               For       For        Management
1.7   Elect Director Paul S. Pressler           For       For        Management
1.8   Elect Director Gary M. Rodkin             For       For        Management
1.9   Elect Director Paula Stern                For       For        Management
1.10  Elect Director Lawrence A. Weinbach       For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Articles/Bylaws/Charter-Adopt       For       For        Management
      Majority Voting
4     Pay For Superior Performance              Against   For        Shareholder

--------------------------------------------------------------------------------

                                     Page 3

BANK OF AMERICA CORP.

Ticker:       BAC            Security ID:  060505104
Meeting Date: APR 25, 2007   Meeting Type: Annual
Record Date:  MAR 2, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director William Barnet, III        For       For        Management
2     Elect Director Frank P. Bramble, Sr.      For       For        Management
3     Elect Director John T. Collins            For       For        Management
4     Elect Director Gary L. Countryman         For       For        Management
5     Elect Director Tommy R. Franks            For       For        Management
6     Elect Director Charles K. Gifford         For       For        Management
7     Elect Director W. Steven Jones            For       For        Management
8     Elect Director Kenneth D. Lewis           For       For        Management
9     Elect Director Monica C. Lozano           For       For        Management
10    Elect Director Walter E. Massey           For       For        Management
11    Elect Director Thomas J. May              For       For        Management
12    Elect Director Patricia E. Mitchell       For       For        Management
13    Elect Director Thomas M. Ryan             For       For        Management
14    Elect Director O. Temple Sloan, Jr.       For       For        Management
15    Elect Director Meredith R. Spangler       For       For        Management
16    Elect Director Robert L. Tillman          For       For        Management
17    Elect Director Jackie M. Ward             For       For        Management
18    Ratify Auditors                           For       For        Management
19    Prohibit Executive Stock-Based Awards     Against   Against    Shareholder
20    Change Size of Board of Directors         Against   Against    Shareholder
21    Separate Chairman and CEO Positions       Against   Against    Shareholder

--------------------------------------------------------------------------------

BOEING CO., THE

Ticker:       BA             Security ID:  097023105
Meeting Date: APR 30, 2007   Meeting Type: Annual
Record Date:  MAR 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director John H. Biggs              For       For        Management
2     Elect Director John E. Bryson             For       For        Management
3     Elect Director Arthur D. Collins, Jr.     For       For        Management
4     Elect Director Linda Z. Cook              For       For        Management
5     Elect Director William M. Daley           For       For        Management
6     Elect Director Kenneth M. Duberstein      For       For        Management
7     Elect Director John F. McDonnell          For       For        Management
8     Elect Director W. James McNerney, Jr.     For       For        Management
9     Elect Director Richard D. Nanula          For       For        Management
10    Elect Director Rozanne L. Ridgway         For       For        Management
11    Elect Director Mike S. Zafirovski         For       For        Management
12    Ratify Auditors                           For       For        Management
13    Report on Foreign Arms Sales              Against   Against    Shareholder
14    Adopt Human Rights Policy                 Against   For        Shareholder
15    Report on Charitable Contributions        Against   Against    Shareholder
16    Report on Political Contributions         Against   For        Shareholder
17    Separate Chairman and CEO Positions       Against   Against    Shareholder
18    Submit Shareholder Rights Plan (Poison    Against   Against    Shareholder
      Pill) to Shareholder Vote
19    Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation
20    Performance-Based and/or Time-Based       Against   For        Shareholder
      Equity Awards
21    Claw-back of Payments under Restatements  Against   Against    Shareholder

--------------------------------------------------------------------------------

                                     Page 4

CAMECO CORP.

Ticker:       CCO            Security ID:  13321L108
Meeting Date: MAY 16, 2007   Meeting Type: Annual/Special
Record Date:  APR 3, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John S. Auston             For       For        Management
1.2   Elect Director John H. Clappison          For       For        Management
1.3   Elect Director Joe F. Colvin              For       For        Management
1.4   Elect Director Harry D. Cook              For       For        Management
1.5   Elect Director James R. Curtiss           For       For        Management
1.6   Elect Director George S. Dembroski        For       For        Management
1.7   Elect Director Gerald W. Grandey          For       For        Management
1.8   Elect Director Nancy E. Hopkins           For       For        Management
1.9   Elect Director Oyvind Hushovd             For       For        Management
1.10  Elect Director J.W. George Ivany          For       For        Management
1.11  Elect Director A. Anne McLellan           For       For        Management
1.12  Elect Director A. Neil McMillan           For       For        Management
1.13  Elect Director Robert W. Peterson         For       For        Management
1.14  Elect Director Victor J. Zaleschuk        For       For        Management
2     Ratify KPMG LLP as Auditors               For       For        Management
3     Amend Stock Option Plan                   For       For        Management
4     The Undersigned Holder of Record Declares None      Abstain    Management
      that all Shares are Held, Beneficially
      owned or Controlled by One or More
      Canadian Residents (Residents mark the
      FOR Box; One or more Non-Residents mark
      the ABSTAIN box)
5     If you are unable to complete Item #4     None      Abstain    Management
      then please complete this item. The
      Undersigned Holder of Shares Declares
      that the Undersigned is a Canadian
      Resident (Residents mark the FOR Box;
      Non-Residents mark the ABSTAIN Box)

--------------------------------------------------------------------------------

COMPANHIA VALE DO RIO DOCE

Ticker:       RIO.PR         Security ID:  204412209
Meeting Date: DEC 28, 2006   Meeting Type: Special
Record Date:  DEC 11, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE APPROVAL AND JUSTIFICATION FOR        For       For        Management
      CONSOLIDATION OF CAEMI MINERACAO E
      METALURGIA S.A. ( CAEMI ), A WHOLLY OWNED
      SUBSIDIARY OF CVRD, PURSUANT TO ARTICLES
      224 AND 225 OF THE BRAZILIAN CORPORATE
      LAW
2     TO RATIFY THE APPOINTMENT OF THE EXPERTS  For       For        Management
      TO APPRAISE THE VALUE OF THE COMPANY TO
      BE CONSOLIDATED
3     TO DECIDE ON THE APPRAISAL REPORT,        For       For        Management
      PREPARED BY THE EXPERT APPRAISERS
4     THE APPROVAL FOR THE CONSOLIDATION OF     For       For        Management
      CAEMI, WITHOUT A CAPITAL INCREASE OR THE
      ISSUANCE OF NEW SHARES BY THIS COMPANY
5     TO RATIFY THE ACQUISITION OF THE CONTROL  For       For        Management
      OF INCO LTD., PURSUANT TO SECTION 1 OF
      ARTICLE 256 OF THE BRAZILIAN CORPORATE
      LAW
6     TO RATIFY THE APPOINTMENT OF A BOARD      For       For        Management
      MEMBER, DULY NOMINATED DURING THE BOARD
      OF DIRECTORS MEETING HELD ON JUNE 21,
      2006, IN ACCORDANCE WITH SECTION 10 OF
      ARTICLE 11 OF THE COMPANY S BY-LAWS

--------------------------------------------------------------------------------

                                     Page 5

COMPANHIA VALE DO RIO DOCE

Ticker:       RIO            Security ID:  204412209
Meeting Date: APR 27, 2007   Meeting Type: Annual/Special
Record Date:  APR 4, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPRECIATION OF THE MANAGEMENTS  REPORT   For       For        Management
      AND ANALYSIS, DISCUSSION AND VOTE ON THE
      FINANCIAL STATEMENTS FOR THE FISCAL YEAR
      ENDING DECEMBER 31, 2006.
2     PROPOSAL FOR THE DESTINATION OF PROFITS   For       For        Management
      OF THE SAID FISCAL YEAR AND APPROVAL OF
      THE INVESTMENT BUDGET OF THE COMPANY.
3     APPOINTMENT OF THE MEMBERS OF THE BOARD   For       For        Management
      OF DIRECTORS.
4     APPOINTMENT OF THE MEMBERS OF THE FISCAL  For       For        Management
      COUNCIL.
5     ESTABLISHMENT OF THE REMUNERATION OF THE  For       For        Management
      MEMBERS OF THE BOARD OF DIRECTORS, THE
      BOARD OF EXECUTIVE OFFICERS AND THE
      FISCAL COUNCIL.
6     PROPOSAL FOR THE CAPITAL INCREASE,        For       For        Management
      THROUGH CAPITALIZATION OF RESERVES,
      WITHOUT THE ISSUANCE OF SHARES, AND THE
      CONSEQUENT CHANGE OF THE HEAD OF ARTICLE
      5 OF THE COMPANY S BY-LAWS.

--------------------------------------------------------------------------------

CORNING INC.

Ticker:       GLW            Security ID:  219350105
Meeting Date: APR 26, 2007   Meeting Type: Annual
Record Date:  FEB 26, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert F. Cummings, Jr.    For       For        Management
1.2   Elect Director Eugene C. Sit              For       Withhold   Management
1.3   Elect Director William D. Smithburg       For       Withhold   Management
1.4   Elect Director Hansel E. Tookes Ii        For       Withhold   Management
1.5   Elect Director Wendell P. Weeks           For       Withhold   Management
2     Ratify Auditors                           For       For        Management
3     Declassify the Board of Directors         Against   For        Shareholder

--------------------------------------------------------------------------------

                                     Page 6

EBAY INC.

Ticker:       EBAY           Security ID:  278642103
Meeting Date: JUN 14, 2007   Meeting Type: Annual
Record Date:  APR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Philippe Bourguignon       For       For        Management
1.2   Elect Director Thomas J. Tierney          For       For        Management
1.3   Elect Director Margaret C. Whitman        For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
4     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

EMERSON ELECTRIC CO.

Ticker:       EMR            Security ID:  291011104
Meeting Date: FEB 6, 2007    Meeting Type: Annual
Record Date:  NOV 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director C. Fernandez G             For       Withhold   Management
1.2   Elect Director W. J. Galvin               For       For        Management
1.3   Elect Director R. L. Ridgway              For       For        Management
1.4   Elect Director R. L. Stephenson           For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.

Ticker:       EXPD           Security ID:  302130109
Meeting Date: MAY 2, 2007    Meeting Type: Annual
Record Date:  MAR 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Peter J. Rose              For       For        Management
1.2   Elect Director James L.K. Wang            For       For        Management
1.3   Elect Director R. Jordan Gates            For       For        Management
1.4   Elect Director James J. Casey             For       For        Management
1.5   Elect Director Dan P. Kourkoumelis        For       For        Management
1.6   Elect Director Michael J. Malone          For       For        Management
1.7   Elect Director John W. Meisenbach         For       For        Management
2     Approve Stock Option Plan                 For       Against    Management
3     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
4     Ratify Auditors                           For       For        Management
5     Amend EEO Policy to Reference             Against   For        Shareholder
      Discrimination based on Sexual
      Orientation

--------------------------------------------------------------------------------

                                     Page 7

FEDEX CORPORATION

Ticker:       FDX            Security ID:  31428X106
Meeting Date: SEP 25, 2006   Meeting Type: Annual
Record Date:  JUL 31, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James L. Barksdale         For       For        Management
1.2   Elect Director August A. Busch, IV        For       For        Management
1.3   Elect Director John A. Edwardson          For       For        Management
1.4   Elect Director Judith L. Estrin           For       For        Management
1.5   Elect Director J. Kenneth Glass           For       For        Management
1.6   Elect Director Philip Greer               For       For        Management
1.7   Elect Director J.R. Hyde, III             For       For        Management
1.8   Elect Director Shirley A. Jackson         For       For        Management
1.9   Elect Director Steven R. Loranger         For       For        Management
1.10  Elect Director Charles T. Manatt          For       For        Management
1.11  Elect Director Frederick W. Smith         For       For        Management
1.12  Elect Director Joshua I. Smith            For       For        Management
1.13  Elect Director Paul S. Walsh              For       For        Management
1.14  Elect Director Peter S. Willmott          For       For        Management
2     Reduce Supermajority Vote Requirement     For       For        Management
3     Ratify Auditors                           For       For        Management
4     Report on Environmental Policy            Against   Against    Shareholder
5     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors

--------------------------------------------------------------------------------

FOCUS MEDIA HLDG LTD

Ticker:       FMCN           Security ID:  34415V109
Meeting Date: OCT 20, 2006   Meeting Type: Annual
Record Date:  AUG 28, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ELECTION OF THE DIRECTOR: DAVID FENG YU.  For       For        Management
2     ELECTION OF THE DIRECTOR: CHARLES CHAO.   For       For        Management
3     ELECTION OF THE DIRECTOR: DAQING QI.      For       For        Management
4     APPROVAL TO INCREASE THE MAXIMUM NUMBER   For       For        Management
      OF DIRECTORS TO THIRTEEN (13), AS SET
      FORTH IN THE COMPANY S NOTICE OF MEETING
      ENCLOSED HEREWITH.
5     APPROVAL OF THE 2006 EMPLOYEE SHARE       For       For        Management
      OPTION PLAN AND THE AUTHORIZATION OF
      OFFICERS TO ALLOT, ISSUE OR DELIVER
      SHARES PURSUANT TO THE 2006 EMPLOYEE
      SHARE OPTION PLAN, AS SET FORTH IN THE
      COMPANY S NOTICE OF MEETING ENCLOSED
      HEREWITH.
6     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

FREESCALE SEMICONDUCTOR, INC.

Ticker:       FSL            Security ID:  35687M107
Meeting Date: NOV 13, 2006   Meeting Type: Special
Record Date:  OCT 18, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

--------------------------------------------------------------------------------

                                     Page 8

GOLDMAN SACHS GROUP, INC., THE

Ticker:       GS             Security ID:  38141G104
Meeting Date: APR 11, 2007   Meeting Type: Annual
Record Date:  JAN 26, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Lloyd C. Blankfein         For       For        Management
2     Elect Director Lord Browne of Madingley   For       For        Management
3     Elect Director John H. Bryan              For       For        Management
4     Elect Director Gary D. Cohn               For       For        Management
5     Elect Director Claes Dahlback             For       For        Management
6     Elect Director Stephen Friedman           For       For        Management
7     Elect Director William W. George          For       For        Management
8     Elect Director Rajat K. Gupta             For       For        Management
9     Elect Director James A. Johnson           For       For        Management
10    Elect Director Lois D. Juliber            For       For        Management
11    Elect Director Edward M. Liddy            For       For        Management
12    Elect Director Ruth J. Simmons            For       For        Management
13    Elect Director Jon Winkelried             For       For        Management
14    Ratify Auditors                           For       For        Management
15    Report on Charitable Contributions        Against   Against    Shareholder
16    Sustainability Report                     Against   Against    Shareholder
17    Prohibit Executive Stock-Based Awards     Against   Against    Shareholder

--------------------------------------------------------------------------------

INTERCONTINENTALEXCHANGE, INC.

Ticker:       ICE            Security ID:  45865V100
Meeting Date: MAY 10, 2007   Meeting Type: Annual
Record Date:  MAR 21, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Charles R. Crisp           For       For        Management
1.2   Elect Director Jean-Marc Forneri          For       For        Management
1.3   Elect Director Fred W. Hatfield           For       For        Management
1.4   Elect Director Terrence F. Martell        For       For        Management
1.5   Elect Director Sir Robert Reid            For       For        Management
1.6   Elect Director Frederic V. Salerno        For       For        Management
1.7   Elect Director R.L. Sandor                For       For        Management
1.8   Elect Director Frederick W. Schoenhut     For       For        Management
1.9   Elect Director Jeffrey C. Sprecher        For       For        Management
1.10  Elect Director Judith A. Sprieser         For       For        Management
1.11  Elect Director Vincent Tese               For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

JA SOLAR HLDGS CO LTD

Ticker:       JASO           Security ID:  466090107
Meeting Date: JUN 30, 2007   Meeting Type: Annual
Record Date:  MAY 24, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend Article 154 of the Second Amended   For       For        Management
      and Restated Articles of Association of
      the Company

--------------------------------------------------------------------------------

                                     Page 9

--------------------------------------------------------------------------------

JOY GLOBAL, INC.

Ticker:       JOYG           Security ID:  481165108
Meeting Date: FEB 22, 2007   Meeting Type: Annual
Record Date:  JAN 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Steven L. Gerard           For       For        Management
1.2   Elect Director John Nils Hanson           For       For        Management
1.3   Elect Director Ken C. Johnsen             For       For        Management
1.4   Elect Director Gale E. Klappa             For       For        Management
1.5   Elect Director Richard B. Loynd           For       For        Management
1.6   Elect Director P. Eric Siegert            For       For        Management
1.7   Elect Director Michael W. Sutherlin       For       For        Management
1.8   Elect Director James H. Tate              For       For        Management
2     Approve Omnibus Stock Plan                For       Against    Management
3     Increase Authorized Common Stock          For       Against    Management

--------------------------------------------------------------------------------

MANITOWOC COMPANY, INC., THE

Ticker:       MTW            Security ID:  563571108
Meeting Date: MAY 1, 2007    Meeting Type: Annual
Record Date:  FEB 21, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Virgis W. Colbert          For       For        Management
1.2   Elect Director Kenneth W. Krueger         For       For        Management
1.3   Elect Director Robert C. Stift            For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

MEMC ELECTRONIC MATERIALS, INC.

Ticker:       WFR            Security ID:  552715104
Meeting Date: APR 25, 2007   Meeting Type: Annual
Record Date:  MAR 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John Marren                For       Withhold   Management
1.2   Elect Director William E. Stevens         For       For        Management
1.3   Elect Director James B. Williams          For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management

--------------------------------------------------------------------------------

NATIONAL OILWELL VARCO, INC.

Ticker:       NOV            Security ID:  637071101
Meeting Date: JUN 5, 2007    Meeting Type: Annual
Record Date:  APR 13, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Ben A. Guill               For       For        Management
1.2   Elect Director Roger L. Jarvis            For       For        Management
1.3   Elect Director Eric L. Mattson            For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

                                    Page 10

NETEASE COM INC

Ticker:       NTES           Security ID:  64110W102
Meeting Date: SEP 7, 2006    Meeting Type: Annual
Record Date:  JUL 21, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     RE-ELECT WILLIAM DING AS A DIRECTOR TO    For       For        Management
      SERVE FOR THE ENSUING YEAR AND UNTIL HIS
      SUCCESSOR IS ELECTED AND DULY QUALIFIED.
2     RE-ELECT DONGHUA DING AS A DIRECTOR TO    For       For        Management
      SERVE FOR THE ENSUING YEAR AND UNTIL HIS
      SUCCESSOR IS ELECTED AND DULY QUALIFIED.
3     RE-ELECT LUN FENG AS A DIRECTOR TO SERVE  For       For        Management
      FOR THE ENSUING YEAR AND UNTIL HIS
      SUCCESSOR IS ELECTED AND DULY QUALIFIED.
4     RE-ELECT DENNY LEE AS A DIRECTOR TO SERVE For       For        Management
      FOR THE ENSUING YEAR AND UNTIL HIS
      SUCCESSOR IS ELECTED AND DULY QUALIFIED.
5     RE-ELECT MICHAEL LEUNG AS A DIRECTOR TO   For       For        Management
      SERVE FOR THE ENSUING YEAR AND UNTIL HIS
      SUCCESSOR IS ELECTED AND DULY QUALIFIED.
6     RE-ELECT JOSEPH TONG AS A DIRECTOR TO     For       For        Management
      SERVE FOR THE ENSUING YEAR AND UNTIL HIS
      SUCCESSOR IS ELECTED AND DULY QUALIFIED.
7     RE-ELECT MICHAEL TONG AS A DIRECTOR TO    For       For        Management
      SERVE FOR THE ENSUING YEAR AND UNTIL HIS
      SUCCESSOR IS ELECTED AND DULY QUALIFIED.
8     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

NIKE, INC.

Ticker:       NKE            Security ID:  654106103
Meeting Date: SEP 18, 2006   Meeting Type: Annual
Record Date:  JUL 25, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jill K. Conway             For       For        Management
1.2   Elect Director Alan B. Graf, Jr.          For       For        Management
1.3   Elect Director Jeanne P. Jackson          For       For        Management
2     Report on Charitable Contributions        Against   Against    Shareholder
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

NVIDIA CORPORATION

Ticker:       NVDA           Security ID:  67066G104
Meeting Date: JUN 21, 2007   Meeting Type: Annual
Record Date:  APR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James C. Gaither           For       Withhold   Management
1.2   Elect Director Jen-Hsun Huang             For       For        Management
1.3   Elect Director A. Brooke Seawell          For       For        Management
2     Approve Omnibus Stock Plan                For       Against    Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

                                    Page 11

PEPSICO, INC.

Ticker:       PEP            Security ID:  713448108
Meeting Date: MAY 2, 2007    Meeting Type: Annual
Record Date:  MAR 9, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Dina Dublon                For       For        Management
2     Elect Director Victor J. Dzau, M.D.       For       For        Management
3     Elect Director Ray L. Hunt                For       For        Management
4     Elect Director Alberto Ibarguen           For       For        Management
5     Elect Director Arthur C. Martinez         For       For        Management
6     Elect Director Indra K. Nooyi             For       For        Management
7     Elect Director Sharon Percy Rockefeller   For       For        Management
8     Elect Director James J. Schiro            For       For        Management
9     Elect Director Daniel Vasella             For       For        Management
10    Elect Director Michael D. White           For       For        Management
11    Ratify Auditors                           For       For        Management
12    Approve Omnibus Stock Plan                For       For        Management
13    Report on Charitable Contributions        Against   Against    Shareholder

--------------------------------------------------------------------------------

PETROLEO BRASILEIRO

Ticker:       PBR.A          Security ID:  71654V408
Meeting Date: APR 2, 2007    Meeting Type: Annual/Special
Record Date:  MAR 8, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     MANAGEMENT REPORT, FINANCIAL STATEMENTS   For       For        Management
      AND AUDIT COMMITTEE S OPINION FOR THE
      FISCAL YEAR 2006
2     CAPITAL EXPENDITURE BUDGET FOR THE FISCAL For       For        Management
      YEAR 2007
3     DISTRIBUTION OF RESULTS FOR THE FISCAL    For       For        Management
      YEAR 2006
4     ELECTION OF MEMBERS OF THE BOARD OF       For       For        Management
      DIRECTORS
5     ELECTION OF CHAIRMAN OF THE BOARD OF      For       For        Management
      DIRECTORS
6     ELECTION OF MEMBERS OF THE FISCAL COUNCIL For       For        Management
      AND THEIR RESPECTIVE SUBSTITUTES
7     ESTABLISHMENT OF THE MANAGEMENT           For       For        Management
      COMPENSATION, AS WELL AS THEIR
      PARTICIPATION IN THE PROFITS PURSUANT TO
      ARTICLES 41 AND 56 OF THE COMPANY S
      BYLAWS, AS WELL AS OF MEMBERS OF THE
      FISCAL COUNCIL
8     INCREASE IN THE CAPITAL STOCK THROUGH THE For       For        Management
      INCORPORATION OF PART OF THE REVENUE
      RESERVES CONSTITUTED IN PREVIOUS FISCAL
      YEARS AMOUNTING TO R$ 4.380 MILLION,
      INCREASING THE CAPITAL STOCK FROM R$
      48.264 MILLION TO R$ 52.644 MILLION
      WITHOUT ANY CHANGE TO THE

--------------------------------------------------------------------------------

                                    Page 12

PHELPS DODGE CORP.

Ticker:       PD             Security ID:  717265102
Meeting Date: MAR 14, 2007   Meeting Type: Special
Record Date:  FEB 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

--------------------------------------------------------------------------------

PROCTER & GAMBLE COMPANY, THE

Ticker:       PG             Security ID:  742718109
Meeting Date: OCT 10, 2006   Meeting Type: Annual
Record Date:  AUG 11, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Norman R. Augustine        For       For        Management
1.2   Elect Director A.G. Lafley                For       For        Management
1.3   Elect Director Johnathan A. Rodgers       For       For        Management
1.4   Elect Director John F. Smith, Jr.         For       For        Management
1.5   Elect Director Margaret C. Whitman        For       For        Management
2     Approve Decrease in Size of Board         For       For        Management
3     Ratify Auditors                           For       For        Management
4     Amend Omnibus Stock Plan                  For       For        Management
5     Put Repricing of Stock Options to         Against   Against    Shareholder
      Shareholder Vote

--------------------------------------------------------------------------------

QUALCOMM INC.

Ticker:       QCOM           Security ID:  747525103
Meeting Date: MAR 13, 2007   Meeting Type: Annual
Record Date:  JAN 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Barbara T. Alexander       For       For        Management
1.2   Elect Director Raymond V. Dittamore       For       For        Management
1.3   Elect Director Irwin Mark Jacobs          For       For        Management
1.4   Elect Director Sherry Lansing             For       For        Management
1.5   Elect Director Peter M. Sacerdote         For       For        Management
1.6   Elect Director Marc I. Stern              For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

                                    Page 13

SCHLUMBERGER LTD.

Ticker:       SLB            Security ID:  806857108
Meeting Date: APR 11, 2007   Meeting Type: Annual
Record Date:  FEB 21, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director P. Camus                   For       For        Management
1.2   Elect Director J.S. Gorelick              For       For        Management
1.3   Elect Director A. Gould                   For       For        Management
1.4   Elect Director T. Isaac                   For       For        Management
1.5   Elect Director N. Kudryavtsev             For       For        Management
1.6   Elect Director A. Lajous                  For       For        Management
1.7   Elect Director M.E. Marks                 For       For        Management
1.8   Elect Director D. Primat                  For       For        Management
1.9   Elect Director L.R. Reif                  For       For        Management
1.10  Elect Director T.I. Sandvold              For       For        Management
1.11  Elect Director N. Seydoux                 For       For        Management
1.12  Elect Director L.G. Stuntz                For       For        Management
1.13  Elect Director R. Talwar                  For       For        Management
2     ADOPTION AND APPROVAL OF FINANCIALS AND   For       For        Management
      DIVIDENDS.
3     APPROVAL OF INDEPENDENT REGISTERED PUBLIC For       For        Management
      ACCOUNTING FIRM.

--------------------------------------------------------------------------------

SCHNITZER STEEL INDUSTRIES, INC.

Ticker:       SCHN           Security ID:  806882106
Meeting Date: JAN 31, 2007   Meeting Type: Annual
Record Date:  NOV 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William A. Furman          For       Withhold   Management
1.2   Elect Director William D. Larsson         For       For        Management
1.3   Elect Director Scott Lewis                For       Withhold   Management

--------------------------------------------------------------------------------

SINA CORP. (FORMERLY SINA.COM)

Ticker:       SINA           Security ID:  G81477104
Meeting Date: JUN 29, 2007   Meeting Type: Annual
Record Date:  MAY 14, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Hurst Lin                 For       For        Management
1.2   Elect  Director Ter Fung Tsao             For       For        Management
1.3   Elect  Director Song-Yi Zhang             For       For        Management
2     Ratify Auditors                           For       For        Management
3     APPROVAL OF THE 2007 SHARE INCENTIVE PLAN For       For        Management

--------------------------------------------------------------------------------

STARBUCKS CORP.

Ticker:       SBUX           Security ID:  855244109
Meeting Date: MAR 21, 2007   Meeting Type: Annual
Record Date:  JAN 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Howard Schultz             For       For        Management
1.2   Elect Director Barbara Bass               For       For        Management
1.3   Elect Director Howard P. Behar            For       For        Management
1.4   Elect Director William W. Bradley         For       For        Management
1.5   Elect Director James L. Donald            For       For        Management
1.6   Elect Director Mellody Hobson             For       For        Management
1.7   Elect Director Olden Lee                  For       For        Management
1.8   Elect Director James G. Shennan, Jr.      For       For        Management
1.9   Elect Director Javier G. Teruel           For       For        Management
1.10  Elect Director Myron E. Ullman, III       For       For        Management
1.11  Elect Director Craig E. Weatherup         For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

                                    Page 14

UNITED THERAPEUTICS CORP.

Ticker:       UTHR           Security ID:  91307C102
Meeting Date: JUN 26, 2007   Meeting Type: Annual
Record Date:  MAY 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Christopher Causey         For       For        Management
1.2   Elect Director R. Paul Gray               For       For        Management

--------------------------------------------------------------------------------

VEOLIA ENVIRONNEMENT (FORMERLY VIVENDI ENVIRONMENT)

Ticker:       VE             Security ID:  92334N103
Meeting Date: MAY 10, 2007   Meeting Type: Annual
Record Date:  APR 3, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     APPROVAL OF REPORTS AND STATUTORY         For       For        Management
      FINANCIAL STATEMENTS FOR THE 2006
      FINANCIAL YEAR
2     APPROVAL OF CONSOLIDATED FINANCIAL        For       For        Management
      STATEMENTS FOR THE 2006 FINANCIAL YEAR
3     APPROVAL OF THE EXPENSES AND CHARGES      For       For        Management
      REFERRED TO IN ARTICLE 39-4 OF THE CODE
      GENERAL DES IMPOTS
4     ALLOCATION OF NET INCOME AND PAYMENT DATE For       For        Management
      OF DIVIDENDS
5     APPROVAL OF REGULATED AGREEMENTS AND      For       Against    Management
      UNDERTAKINGS
6     RATIFICATION OF THE APPOINTMENT OF A      For       For        Management
      DIRECTOR [MR. PAOLO SCARONI]
7     RATIFICATION OF THE APPOINTMENT OF A      For       Against    Management
      DIRECTOR [MR. AUGUSTIN DE ROMANET DE
      BEAUNE]
8     Ratify Auditors                           For       For        Management
9     Ratify Auditors                           For       For        Management
10    AUTHORIZATION FOR THE BOARD OF DIRECTORS  For       Against    Management
      TO TRADE IN THE COMPANY S OWN SHARES
11    AUTHORIZATION FOR THE BOARD OF DIRECTORS  For       For        Management
      TO INCREASE THE SHARE CAPITAL BY ISSUING
      SHARES OR SECURITIES CONVERTIBLE,
      IMMEDIATELY OR OVER TIME, INTO THE
      COMPANY S SHARES, AND RESERVED FOR
      MEMBERS OF SAVINGS PLANS, WITHOUT
      PREFERENTIAL SUBSCRIPTION RIGHTS I
12    AUTHORIZATION FOR THE BOARD OF DIRECTORS  For       For        Management
      TO INCREASE SHARE CAPITAL RESERVED FOR A
      CATEGORY OF BENEFICIARIES, WITHOUT
      PREFERENTIAL RIGHTS IN FAVOR OF SUCH
      BENEFICIARIES
13    AUTHORIZATION FOR THE BOARD OF DIRECTORS  For       Against    Management
      TO AWARD, FOR NO CONSIDERATION, NEWLY
      ISSUED OR EXISTING SHARES TO ALL OR ONLY
      SOME OF THE GROUP S EMPLOYEES OR OFFICERS
14    HARMONIZATION OF THE ARTICLES OF          For       For        Management
      ASSOCIATION WITH THE PROVISIONS OF THE
      DECREE OF DECEMBER 11, 2006
15    AUTHORIZATION FOR THE BOARD OF DIRECTORS  For       Against    Management
      TO DECIDE, DURING A TAKEOVER BID PERIOD,
      TO ISSUE WARRANTS WITH PREFERENTIAL
      RIGHTS TO SUBSCRIBE SHARES OF THE
      COMPANY, INCLUDING THEIR FREE ISSUE TO
      ALL OF THE COMPANY S SHAREHOLDERS
16    AUTHORIZATION FOR THE BOARD OF DIRECTORS  For       Against    Management
      TO ACT DURING A TAKEOVER BID PERIOD
      INITIATED FOR THE SHARES OF THE COMPANY,
      WHERE THE RECIPROCITY RULE APPLIES
17    POWERS TO CARRY OUT FORMALITIES           For       For        Management

--------------------------------------------------------------------------------

                                    Page 15

YUM BRANDS, INC.

Ticker:       YUM            Security ID:  988498101
Meeting Date: MAY 17, 2007   Meeting Type: Annual
Record Date:  MAR 19, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director David W. Dorman            For       For        Management
1.2   Elect Director Massimo Ferragamo          For       For        Management
1.3   Elect Director J. David Grissom           For       For        Management
1.4   Elect Director Bonnie G. Hill             For       For        Management
1.5   Elect Director Robert Holland, Jr.        For       For        Management
1.6   Elect Director Kenneth G. Langone         For       For        Management
1.7   Elect Director Jonathan S. Linen          For       For        Management
1.8   Elect Director Thomas C. Nelson           For       For        Management
1.9   Elect Director David C. Novak             For       For        Management
1.10  Elect Director Thomas M. Ryan             For       For        Management
1.11  Elect Director Jackie Trujillo            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Adopt MacBride Principles                 Against   Against    Shareholder
4     Advisory Vote to Ratify Named Executive   Against   For        Shareholder
      Officers' Compensation
5     Pay For Superior Performance              Against   For        Shareholder
6     Submit Severance Agreement (Change in     Against   For        Shareholder
      Control) to shareholder Vote
7     Report on Sustainable Fish/Seafood        Against   Against    Shareholder
      Sourcing Policies
8     Report on Animal Welfare Policies         Against   Against    Shareholder
========== END NPX REPORT

                                    Page 16

The China-US Growth Fund	Proxy Voting Jul - Sep'06

Management or
Shareholder Proposal
Meeting Date /	Record	Security ID	Company		(identify MGMT or	Management
Type	Date	(Sedol)	/ Agenda items #	Description	Sharehold)	Recommendation	Fund Vote
08/22/06 EGM	07/21/06	B04KNF1	AIR CHINA LTD
Approve Sale of Dragonair Shares by CNAC Ltd to Cathay in
Consideration of Cathay Issuing New Cathay Shares and Cash; and
Purchase of 40.1 Million and 359.2 Million Cathay Shares by the
			1	Company from SPAC and CITIC Pacific at HK$13.5 Per Share	MGMT	For	For
Approve Issuance of 1.2 Billion H Shares by the Company to Cathay at
an Aggregate Subscription Price of HK$4.07 Billion, Representing
HK$3.45 Per Share, or Issuance of Such Other Securities to Cathay
			2	Which may be Convertible to 1.2 Billion H Shares	MGMT	For	For
08/22/06 EGM	07/21/06	B04KNF1	AIR CHINA LTD
Approve Issuance of 1.2 Billion H Shares or Such Other Securities by
the Company to Cathay which may be Convertible into 1.2 Billion H
			1	Shares	MGMT	For	For
07/12/06 EGM	06/30/06	6192150	China Overseas Land & Investment Ltd.
Authorize Issuance of Warrants at the Initial Subscription Price of
HK$4.5 Per Share by Way of a Bonus Issue to Shareholders in the
			1	Proportion of One Warrant for Every Eight Shares Held	MGMT	For	Abstain
07/12/06 EGM	06/30/06	6192150	China Overseas Land & Investment Ltd.
			1	Approve CSCEC Group Engagement Agreement and Annual Caps	MGMT	For	Abstain
08/25/06 AGM	08/22/06	6331555	Far East Consortium International Ltd
			1	Accept Financial Statements and Statutory Reports	MGMT	For	Abstain
			2	Approve Final Dividend	MGMT	For	Abstain
			3a1	Reelect Deacon Te Ken Chiu as Executive Director	MGMT	For	Abstain
			3a2	Reelect Dick Tat Sang Chiu as Non-Executive Director	MGMT	For	Abstain
			3a3	Reelect Daniel Tat Jung Chiu as Non-Executive Director	MGMT	For	Abstain
			3a4	Reelect Kwok Wai Chan as Independent Non-Executive Director	MGMT	For	Abstain
			3b	Authorize Board to Fix Remuneration of Directors	MGMT	For	Abstain
			4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	MGMT	For	Abstain
Approve Issuance of Equity or Equity-Linked Securities without
			5a	Preemptive Rights	MGMT	For	Abstain
			5b	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	MGMT	For	Abstain
			5c	Authorize Reissuance of Repurchased Shares	MGMT	For	Abstain
09/25/06 EGM	08/26/06	B0ZSH52	HUNAN NONFERROUS METALS CORP LTD
Approve Grant of Stock Appreciation Rights Under the Company's
			1	Stock Appreciation Rights Plan	MGMT	For	Abstain
			2	Adopt Rules of Procedure for General Meeting of the Company	MGMT	For	Abstain
09/08/06 AGM	1/9/2006	B0LMJW9	ONE MEDIA GROUP LTD
			1	Accept Financial Statements and Statutory Reports	MGMT	For	Abstain
			2	Approve Final Dividend	MGMT	For	Abstain
			3a1	Reelect TIONG Kiu King as Director	MGMT	For	Abstain
			3a2	Reelect TIONG Kiew Chiong as Director	MGMT	For	Abstain
			3a3	Reelect Peter Bush BRACK as Director	MGMT	For	Abstain

The China-US Growth Fund	Proxy Voting Jul - Sep'06

Management or
Shareholder Proposal
Meeting Date /	Record	Security ID	Company		(identify MGMT or	Management
Type	Date	(Sedol)	/ Agenda items #	Description	Sharehold)	Recommendation	Fund Vote
			3a4	Reelect TUNG Siu Ho, Terence as Director	MGMT	For	Abstain
			3a5	Reelect Robert William Hong-San YUNG as Director	MGMT	For	Abstain
			3a6	Reelect YU Hon To, David as Director	MGMT	For	Abstain
			3a7	Reelect SIT Kien Ping, Peter as Director	MGMT	For	Abstain
			3a8	Reelect TAN Hock Seng, Peter as Director	MGMT	For	Abstain
			3b	Authorize Board to Fix the Remuneration of Directors	MGMT	For	Abstain
			4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	MGMT	For	Abstain
			5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	MGMT	For	Abstain
Approve Issuance of Equity or Equity-Linked Securities without
			6	Preemptive Rights	MGMT	For	Abstain
			7	Authorize Reissuance of Repurchased Shares	MGMT	For	Abstain
Amend Articles Re: Voting at Meetings and Retirement by Rotation of
			8	Directors	MGMT	For	Abstain
09/29/06 EGM	09/29/06	B01FLR7	PING AN INSURANCE (GROUP) CO. OF CHINA, LTD.
Approve Acquisition of 1 Billion Shares, Representing 63 Percent of the
Entire Issued Capital of Shenzhen Commercial Bank Co. Ltd. from
Shenzhen Investment Hldgs. Co. Ltd., Shenzhen Financial Bureau,
			1	Shum Yip Hldg. Co. Ltd. and Other Vendors	MGMT	For	Abstain
Approve Share Subscription Agreement with Shenzhen Commercial
Bank Co. Ltd. in Relation to the Subscription of a Further 3.9 Billion New
Shares, Representing 70.9 Percent of the Enlarged Issued Share
			2	Capital of Shenzhen Commercial Bank Co. Ltd.	MGMT	For	Abstain
09/01/06 EGM	08/29/06	6771032	Shangri-la Asia Ltd.
			1	Reelect Wong Kai Man as Director	MGMT	For	Abstain
Approve Connected Transactions Among the Company, Kerry
Properties Ltd., and Allgreen Properties Ltd., Relating to Share Transfer
			2	Agreement and Joint Venture Contract	MGMT	For	Abstain

Vote Summary Report (Short) 06/30/06 to 06/30/07 Sorted by Meeting Date. In All Markets, for all statuses, for Fred Alger, Fred Alger. Show all notes. Show vote results.

Mtg Date	Company		Security/	Mgmt	ISS	Vote	With/	Record	Shares	Shares	Meeting	Vote Results Information
/Type	/Ballot Issues		Proponent	Rec	Rec	Cast	Against ISS	Date	Available	Voted	Status	Vote Result	For #	Against #	Abstain #	Non-Broker #
11/01/06 EGM	Petrochina Company Limited		Y6883Q104			With		3/10/2006	1,112,000	1,112,000	Voted
		Approve Continuing Connected Transactions Arising from the
		Acquisition of a 67 Percent Interest in PetroKazakhstan Inc. by
		PetroChina Co. Ltd. through CNPC Exploration and Development
		Co. Ltd. within the Scope of the Amended Comprehensive
	1	Agreement	Mgmt	For	For	For	With						0	0	0	0
		Approve Revision of Existing Annual Caps of Each of the
		Continuing Connected Transaction Under the Amended
		Comprehensive Agreement as a Result of the Acquisition of
	2	Petrokazakhstan Inc.	Mgmt	For	For	For	With						0	0	0	0
		Approve Revision of Existing Annual Caps of Each of the
		Continuing Connected Transaction Under the Amended
		Comprehensive Agreement as a Result of Changes to Production
	3	and Operational Environment of PetroChina Co. Ltd.	Mgmt	For	For	For	With						0	0	0	0
		Approve Revision of Existing Annual Caps in Respect of the
		Products and Services to be Provided by PetroChina Co. Ltd. and
	4	its Subsidiaries to China Railway Materials and Suppliers Corp.	Mgmt	For	For	For	With						0	0	0	0
	5	Amend Articles Re: Scope of Business	Mgmt	For	For	For	With						0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,112,000
1,112,000
		Total:		1,112,000		1,112,000

12/07/06 AGM	Sun Hung Kai Properties Ltd.		Y82594121					11/29/06	18,000	18,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With						0	0	0	0
	2	Approve Final Dividend	Mgmt	For	For	For	With						0	0	0	0
	3a1	Reelect Sze-yuen Chung as Director	Mgmt	For	For	For	With						0	0	0	0
	3a2	Reelect Po-shing Woo as Director	Mgmt	For	For	For	With						0	0	0	0
	3a3	Reelect Kwan Cheuk-yin, William as Director	Mgmt	For	For	For	With						0	0	0	0
	3a4	Reelect Lo Chiu-chun, Clement as Director	Mgmt	For	For	For	With						0	0	0	0
	3a5	Reelect Kwok Ping-kwong, Thomas as Director	Mgmt	For	For	For	With						0	0	0	0
		Approve Remuneration of HK$100,000 to Each Director,
		HK$110,000 to Each Vice-Chairman and HK$120,000 to the
	3b	Chairman for the Year Ending June 30, 2007	Mgmt	For	For	For	With						0	0	0	0
	4	Reappoint Auditors and Authorize Board to Fix Their Remuneration Mgmt		For	For	For	With						0	0	0	0
	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With						0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	6	Preemptive Rights	Mgmt	For	Against	Against	With						0	0	0	0
Research Notes:
As the share issuance amount is subject to abuse by Hong Kong companies, in the absence of language restricting both discounts and the number of times the authority may be refreshed, a vote against is recommended.
	7	Authorize Reissuance of Repurchased Shares	Mgmt	For	For	For	With						0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		18,000
	18,000
		Total:		18,000		18,000

12/18/06 EGM	HOLTEK SEMICONDUCTOR INC		Y3272F104			With		11/18/06	337,000	337,000	Voted
	1	Amend Articles of Association	Mgmt	For	For	For	With						0	0	0	0

Research Notes:
In this item, the board is proposing to amend certain articles of the company’s Articles of Incorporation:

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		337,000
	337,000
		Total:		337,000		337,000

12/22/06 EGM	PEACE MARK (HOLDINGS) LIMITED		G6957A167			With		N/A	1,190,000	1,190,000	Voted
		Approve Grant of Options to Chau Cham Wong, Patrick to
		Subscribe for an Aggregate of 19.8 Million Shares at HK$5.37 Per
	1	Share Under the Company's Share Option Scheme	Mgmt	For	For	For	With					0	0	0	0
		Approve Grant of Options to Leung Yung to Subscribe for an
		Aggregate of 19.8 Million Shares at HK$5.37 Per Share Under the
	2	Company's Share Option Scheme	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,190,000
1,190,000
		Total:		1,190,000		1,190,000

12/29/06 EGM	CHINA LIFE INSURANCE CO LTD		Y1477R204					11/29/06	686,000	686,000	Voted
	1	Approve Employee Share Incentive Plan	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
We note, however, that the company would be allocating up to 10 percent of its net profits for the incentive fund and an equivalent of 10 percent of the company's issued capital for share awards without providing clear performance targets and vesting periods on which to base share awards. Given the cost to the company of funding the incentive awards and in the absence of performance targets and vesting periods, we recommend shareholders vote against this resolution.
	2	Elect Ngai Wai Fung as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		686,000
686,000
		Total:		686,000		686,000

01/10/07 EGM	Qualipak International Holdings Ltd		G7311M145					N/A	13,205,000	13,205,000	Voted
		Change Company Name to C C Land Hldgs. Ltd. and Adopt New
	1	Chinese Name	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

This item seeks shareholder approval to change the company’s name from Qualipak International Hldgs. Ltd. to C C Land Hldgs. Ltd.
and to adopt the new Chinese name of the company. The proposed change is believed to more appropriately reflect the change in the company’s principal activities which now includes property development and investment in the People’s Republic of China. ISS recommends supporting this proposal because it is not expected to have any demonstrable impact on the company’s shareholders.
		Approve Consolidation of Every Ten Shares of HK$0.01 Each into
	2	One Share of HK$0.10 Each	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks to approve the consolidation of every ten issued and unissued shares of HK$0.01 ($0.001) each into one consolidated share of
HK$0.10 ($0.01) each (Share Consolidation) in the share capital of the company. As at Dec. 12, 2006, the company’s authorized share capital consisted of 50 billion shares, of which 18.1 billion have been issued. Upon completion of the Share Consolidation, the company's authorized share capital would consist 5 billion shares, of which 1.8 billion would be in issue. Aside from increasing the nominal value of the shares and reducing the total number of shares in issue, the board believes that the Share Consolidation would reduce the transaction and handling costs of the company. A vote supporting this proposal is recommended.
		Approve New Mandate for the Issuance of Equity or Equity-Linked
	3	Securities without Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:

This item seeks to refresh the company’s mandate to issue shares without preemptive rights by revoking the mandate given at the company’s annual general meeting on May 29, 2006. As the share issuance authority is subject to abuse by Hong Kong companies, in the absence of language restricting both discounts and the number of times the authority may be refreshed, a vote against is recommended.
		Approve Refreshment for the Issuance of Shares Pursuant to
	4	Share Option Scheme	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
The share option scheme under whose terms this request is made allows for an excessive level of dilution at 10 percent and provides for a total dilution with all existing or later proposed plans at a higher rate of 30 percent. Given the potential dilution to shareholders, we recommend a vote opposing this request.

	Fund Name	Shares Available		Shares Voted
	WK1U Fred Alger		13,205,000
13,205,000
	Total:		13,205,000		13,205,000

01/22/07 EGM	China Petroleum & Chemical Corp.	Y15010104					12/22/06	1,230,000	1,230,000	Voted
	Special Business										0	0	0	0
	Approve Issuance of Equity or Equity-Linked Securities without
1	Preemptive Rights	Mgmt	For	For	For	With					0	0	0	0
	Approve Issuance of Up to $1.5 Billion Convertible Bonds within 12
2	Months from the Date of Approval	Mgmt	For	For	For	With					0	0	0	0
	Authorize Board to Deal with All Matters in Connection with the
3	Issuance of Convertible Bonds	Mgmt	For	For	For	With					0	0	0	0
	Approve Issuance of Up to RMB 10 Billion Domestic Corporate
4	Bonds within 12 Months from the Date of Approval	Mgmt	For	For	For	With					0	0	0	0
	Authorize Board to Deal with All Matters in Connection with the
5	Issuance of Domestic Corporate Bonds	Mgmt	For	For	For	With					0	0	0	0

	Fund Name	Shares Available		Shares Voted
	WK1U Fred Alger		1,230,000
1,230,000
	Total:		1,230,000		1,230,000

01/26/07 EGM	China Grand Forestry Resources Grp Ltd. (formerly GOOD FELLO	G210A0106			With		N/A	5,728,000	5,728,000	Voted
	Appoint Horwath Hong Kong CPA Ltd as Auditors and Authorize
1	Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks to appoint Horwath Hong Kong CPA Ltd. as the company’s auditors in place of Johnny Chan & Co. Ltd. (JCC), who resigned as auditors of the company as JCC ceased its business.

	Fund Name	Shares Available		Shares Voted
	WK1U Fred Alger		5,728,000
5,728,000
	Total:		5,728,000		5,728,000

02/09/07 EGM	Citic Int'l Financial Hldgs (formerly CITIC Ka Wah)	Y1636Y108			With		N/A	1,089,920	1,089,920	Voted
	Approve Increase in Authorized Share Capital from HK$6.0 Billion
	to HK$8.0 Billion through the Creation of Additional 2.0 Billion
1	Shares of HK$1.0 Each	Mgmt	For	For	For	With					0	0	0	0
	Approve Subscription by Banco Bilbao Vizcaya Argentaria S.A.
	(BBVA) of 668.6 Million Shares in the Company (Subscription
	Agreement) and the Exercise of Anti-Dilution Rights by BBVA
2	Pursuant to the Subscription Agreement	Mgmt	For	For	For	With					0	0	0	0
	Approve Subscription of Shares in China CITIC Bank (CNCB) Such
	that the Equity Interest Held by the Company in CNCB, or Its
	Successor, Would Be No Less than 15 Percent; and Approve
	Memorandum of Understanding Among Citic Group, the Company
3	and CNCB	Mgmt	For	For	For	With					0	0	0	0

	Fund Name	Shares Available		Shares Voted
	WK1U Fred Alger		1,089,920
1,089,920
	Total:		1,089,920		1,089,920

02/28/07 EGM	China National Building Material Co Ltd	Y15045100					02/28/07	1,414,000	1,414,000	Voted
	Special Business										0	0	0	0
1	Authorize Issuance of Domestic Corporate Bonds	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks shareholder approval for the proposed issuance by the company of domestic corporate bonds with an aggregate principal amount of RMB 1.0 billion ($123.9 million) to be issued only once. The bonds would have a term of not more than 15 years and is intended to be issued to People’s Republic of China (PRC) citizens holding valid and legal proof of their identity, PRC legal persons and unincorporated bodies, except for those who are prohibited by PRC laws or regulations to subscribe. The coupon rate for the bonds: (a) should not exceed 90 percent of the benchmark interest rate of domestic loans published by the People's Bank of China for the same period as the issuance of bonds (Bond Issue); (b) would be determined based on the bond market conditions in the PRC at the time of the Bond Issue; and (c) would be subject to the final approval of relevant regulatory authorities in the PRC. The bonds would have a fixed rate with interest to be payable on an annual basis and the principal amount would be repaid with the last installment of interest.
	Authorize Board to Deal with All Matters in Connection with the
2	Issuance of Domestic Corporate Bonds	Mgmt	For	For	For	With					0	0	0	0

Research Notes:
This item seeks to grant board authority to deal with all matters in connection with the issuance of domestic corporate bonds. Given ISS’
support for the proposed issuance of domestic corporate bonds, a vote in favor of this resolution is recommended.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,414,000
1,414,000
		Total:		1,414,000		1,414,000

	ZTE Corporation (formerly SHENZHEN ZHONGXING TELECOM CO
03/13/07 EGM	LTD)		Y0004F105			With		11/27/06	226,000	226,000	Submitted
		Approve Connected Transaction Framework Agreement for 2007
	1	and Annual Caps		For	For	For	With					0	0	0	0
		Approve Renewal of Continuing Connected Transactions for 2007
	2	to 2009 and Annual Caps		For	For	For	With					0	0	0	0
	3	Approve Adoption of the Phase I of the Share Incentive Scheme	Mgmt	For	For	For	With					0	0	0	0
		Approve Grant and Issue of 10,000 Subject Shares to Each of Xie
		Weiliang and Dong Lianbo, Respectively, Pursuant to the Phase I
	4a	of the Share Incentive Scheme	Mgmt	For	For	For	With					0	0	0	0
		Approve Grant and Issue of 10,000 Subject Shares to Zhang
	4b	Junchao Pursuant to the Phase I of the Share Incentive Scheme	Mgmt	For	For	For	With					0	0	0	0
		Approve Grant and Issue of Subject Shares to Directors and Senior
		Management Other than Xie Weiliang, Dong Lianbo, and Zhang
	4c	Junchao Pursuant to the Phase I of the Share Incentive Scheme	Mgmt	For	For	For	With					0	0	0	0
		Authorize Board to Deal with Certain Matters Regarding the Phase
	5	I of the Share Incentive Scheme	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		226,000
226,000
		Total:		226,000		226,000

03/14/07 EGM	WIN HANVERKY HOLDINGS LTD		G9716W108			With		N/A	2,262,000	2,262,000	Voted
		Approve Subscription Agreement among Frankton International
		Ltd., TSG BVI Ltd., and Win Sports Ltd. in Relation to the
		Subscription of Additional Shares By Each of Frankton International
	1	Ltd. and TSG BVI Ltd. in Win Sports Ltd.	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks approval for the subscription agreements between Frankton Int’l Ltd. (Frankton), a wholly-owned subsidiary of the company; TSG (BVI) Ltd. (TSG BVI); and Win Sports Ltd. (Win Sports), a company owned as to 50 percent each by Frankton and TSG BVI, respectively.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		2,262,000
2,262,000
		Total:		2,262,000		2,262,000

04/10/07 EGM	Shanghai Zhenhua Port Machinery Group		Y7699F100					03/29/07	374,900	374,900	Voted
		Meeting for B Shareholders										0	0	0	0
	1	Approve Qualification for the Public Offer of Ordinary A Shares	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Items 1 to 4 seek shareholder approval for the issuance of ordinary A shares to qualified institutional and public investors in China (A Share
Issue); the terms and conditions relating to the A Share Issue such as number of shares to be issued, target subscribers, issue price, and procedure of listing; the intended use of proceeds raised from this issuance; the distribution of accumulated undistributed profits to all shareholders; and the authorization given to the board to handle the A Share Issue.
	2	Approve Public Offer of Ordinary A Shares (A Share Issue)										0	0	0	0
Research Notes:
This is a non-voting item.
	2.1	Approve Issue Type of Ordinary A Shares	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 1.
	2.2	Approve Face Value of Ordinary A Shares	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 1.

	2.3	Approve Issuance of Not More Than 200 Million Ordinary A Shares	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 1.
	2.4	Approve Target Subscribers of Ordinary A Shares	Mgmt	For	For	For	With					0	0	0	0

Research Notes:
Refer to Item 1.
	2.5	Approve Issuing Method of Ordinary A Shares	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Refer to Item 1.
	2.6	Approve Issue Price and Pricing Method of Ordinary A Shares	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Refer to Item 1.
		Approve Listing of the Ordinary A Shares in the Shanghai Stock
	2.7	Exchange	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Refer to Item 1.
	2.8	Approve Use of Proceeds from the A Share Issue	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Refer to Item 1.
		Approve Effectivity of A Share Issue for a Period of 12 Months from
	2.9	the Date of Approval	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Refer to Item 1.
		Approve Allocation of Income Gained Prior to the A Share Issue to
		All Shareholders Based on Their Shareholdings After the A Share
	2.1	Issue	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Refer to Item 1.
		Authorize Board to Determine All Matters in Relation to the A Share
	3	Issue	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Refer to Item 1.
		Approve Feasibility Report on the Use of Proceeds from the A
	4	Share Issue	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Refer to Item 1.
	5	Approve Use of Proceeds from Previous Share Placement	Mgmt	For	For	For	With	0	0	0	0
Research Notes:

The proposal seeks to acknowledge the use of proceeds from the previous share placement undertaken by SZP. The company usually provides a detailed explanation of where the proceeds were allocated and how much of the proceeds have been used up as of the latest financial year.
		Approve Guidelines on the Usage and Management of Raised
	6	Proceeds	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Approval of this proposal will allow the board to formulate a set of rules regarding the usage and management of raised proceeds. Such rules will be patterned after the Company Law of the People’s Republic of China, the Securities and Exchange Law of China, and the Stock
Listing Rules, and in accordance with the company’s business needs. This will provide the company with proper guidelines for utilizing the funds and prevent improper allocation or abuse the usage of funds. ISS has no objections to this resolution.
	7	Elect Directors Other Than Independent Directors	Mgmt	For	For	For	With	0	0	0	0
	8	Elect Independent Directors and Fix Their Remuneration	Mgmt	For	For	For	With	0	0	0	0
	9	Elect Supervisors	Mgmt	For	For	For	With	0	0	0	0
	10	Amend Incentive Plan for Outstanding Staff and Senior Executives Mgmt		For	For	For	With	0	0	0	0
Research Notes:
This resolution seeks to revise the incentive plan created for SZP’s outstanding staff and senior executives. Approved by shareholders in
SZP’s 2006 AGM held on May 15, 2006, the plan allows SZP to allocate a portion of its net income as bonuses to qualified participants, subject to certain performance hurdles. Changes to the plan include the following:
	11	Amend Articles of Association	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
The proposal seeks to revise Article 110 of SZP’s Articles of Association regarding transaction limit for external investments, acquisition or disposal of assets, pledging of assets, external guarantees, and related party transactions. The amendment includes limiting the amount of single or accumulated related party transaction(s) for the past 12 months to not more than 5 percent of SZP’s latest net worth. Currently, amount of related party transactions must be within 0.5-5 percent of SZP’s latest net worth or within RMB 3-30 million ($383,730-$3.84 million). Aside from this, new clauses will be added specifying that total acquisitions or disposals for the past 12 months must not exceed 50 percent of SZP’s latest net worth. The same rule applies for assets pledged by the company. Any transaction exceeding the amount specified above must be subject to approval of the shareholders.
	12	Amend Rules and Procedures Regarding Shareholder Meeting	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Items 12 to 14 seek to allow SZP to amend its rules and procedures regarding shareholder, board and supervisory committee meetings to comply with the latest changes in the regulations of the China Securities and Regulatory Commission and the listing rules of the Shanghai Stock
Exchange. These revisions require companies to provide more detailed information regarding existing clauses and conform with the latest rules specified by the regulatory authorities. Considering that the proposal will enable the company to comply with prevailing corporate laws and result in better transparency when conducting shareholder, board and supervisory committee meetings, ISS recommends a vote in favor of these resolutions.

	13	Amend Rules and Procedures Regarding Board Meeting	Mgmt	For	For	For	With						0	0	0	0
Research Notes:
Refer to Item 12.
		Amend Rules and Procedures Regarding Supervisory Committee
	14	Meeting	Mgmt	For	For	For	With						0	0	0	0
Research Notes:
Refer to Item 12.
	15	Approve Related Party Transaction	Mgmt	For	For	For	With						0	0	0	0
Research Notes:
The company seeks shareholder approval of a mandate for the company, its subsidiaries, and target associated companies to enter into related party transactions in 2007 for recurrent transactions of a revenue or trading nature or those necessary for its day-to-day operations. This includes the provision of supplies and materials, which may be carried out with the listed company's interested parties, but not for the purchase or sale of assets, undertakings, or businesses. Such mandates are intended to facilitate transactions that occur from time to time in the normal course of the company's business. Total amount of related party transactions for 2007 will be not more than RMB 2.5 billion ($319.77 million).

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		374,900
	374,900
		Total:		374,900		374,900

04/12/07 AGM	Bank Of East Asia, Limited		Y06942109						10/4/2007	206,600	206,600	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With						0	0	0	0
	2	Approve Final Dividend of HK$1.03 Per Share (With Scrip Option)	Mgmt	For	For	For	With						0	0	0	0
	3a	Reelect Stephen Charles Li Kwok-sze as Director	Mgmt	For	For	For	With						0	0	0	0
	3b	Reelect Allan Wong Chi-yun as Director	Mgmt	For	For	For	With						0	0	0	0
	3c	Reelect Aubrey Li Kwok-sing as Director	Mgmt	For	For	For	With						0	0	0	0
	3d	Reelect Winston Lo Yau-lai as Director	Mgmt	For	For	For	With						0	0	0	0
	3e	Reelect Khoo Kay-peng as Director	Mgmt	For	For	For	With						0	0	0	0
	3f	Reelect David Li Kwok-po as Director	Mgmt	For	For	For	With						0	0	0	0
		Reaapoint KPMG as Auditors and Authorize Board to Fix Their
	4	Remuneration	Mgmt	For	For	For	With						0	0	0	0
	5	Approve and Adopt Staff Share Option Scheme 2007	Mgmt	For	For	For	With						0	0	0	0

		Amend Articles Re: Claims in Respect of Shares, Postponement of
		General Meeting, Sending Instruments of Proxy, Allowing Proxy to
	6	Demand Poll and Vote and Signing of Minutes	Mgmt	For	For	For	With						0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	7	Preemptive Rights	Mgmt	For	Against	Against	With						0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

	8	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With						0	0	0	0
	9	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With						0	0	0	0
Research Notes:
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, it is recommended that shareholders vote against this resolution.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		206,600
206,600
		Total:		206,600		206,600

04/24/07 AGM	China LotSynergy Holdings Ltd (frmerly. Worldmetal Hold.)		G2155D129					N/A		3,129,956	3,129,956	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With						0	0	0	0
	2a	Relect Hoong Cheong Thard as Director	Mgmt	For	For	For	With						0	0	0	0
	2b	Relect Wang Taoguang as Director	Mgmt	For	For	For	With						0	0	0	0
	2c	Relect Ng Man Fai, Matthew as Director	Mgmt	For	For	For	With						0	0	0	0
	2d	Relect Chan Ming Fai as Director	Mgmt	For	For	For	With						0	0	0	0
	2e	Relect Li Xiaojun as Director	Mgmt	For	For	For	With						0	0	0	0
	3	Authorize Board to Fix the Remuneration of Directors	Mgmt	For	For	For	With						0	0	0	0
		Reappoint HLB Hodgson Impey Cheng as Auditors and Authorize
	4	Board to Fix Their Remuneration	Mgmt	For	For	For	With						0	0	0	0
		Fix Maximum Number of Directors at 12 and Authorize Board to
	5	Appoint Additional Directors Up to Such Maximum Number	Mgmt	For	For	For	With						0	0	0	0
Research Notes:
This item seeks to approve a proposal to set the maximum board size at 12. The company’s board currently has nine directors composed of six executive directors and three independent non-executive directors.

	6	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This authority is limited to 10 percent of the outstanding share capital of the company on the date the resolution is passed and operates under strict regulatory guidelines of the SEHK. We believe that when timed correctly, corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.
		Approve Issuance of Equity or Equity-Linked Securities without
	7	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
This item seeks shareholder approval for the granting of a new mandate to issue shares, representing up to 20 percent of current issued capital, without preemptive rights.
	8	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
This mandate effectively increases the number of shares that may be issued without preemptive rights to 30 percent from the original limit of 20 percent under the general mandate to issue shares sought by most Hong Kong companies. Given that the general mandate to issue shares is subject to abuse by companies that issue shares at discounts to the market price, such extension of the general share issuance mandate may increase the scope of non-preemmptive placements, putting minority shareholders at a disadvantage as repurchased shares may also be reissued at a discount to the market price. In view of this, shareholders are advised to vote against this item unless a minimal discount of 5 percent or less is specified for share issuances under a general mandate.
		Amend Bylaws Re: Voting by Poll and Appointment and Removal
	9	of Directors	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks to amend the company's bylaws in order to align them with amendments made to the Listing Rules. The amended bylaws provide that voting at meetings should be done on a show of hands unless voting by poll is required and that a poll may be demanded by the chairman of the meeting, by at least three shareholders present in person, and the director or directors who hold proxies representing 5 percent or more of the total voting rights at the meeting. The amendments also provide that directors may appoint any person at any time to fill a casual vacancy or as an addition to the board so long as the number of directors does not exceed the maximum number determined in a general meeting. Moreover, any director appointed to fill a casual vacancy should hold office only until the next general meeting of the company, while a director appointed as an addition to the board should hold office until, and be subject to reelection at, the next annual general meeting of the company. The proposed amendments also allow directors to be removed before the expiration of their terms of office by an ordinary resolution at a general meeting and require every director, including those appointed for a specific term, to retire by rotation.
		Approve Reduction of Share Premium Account from HK$1.35
		Billion to HK$1.26 Billion and Application of Credit Arising from
		Such Reduction to Offset Against Accumulated Losses of the
	10	Company	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item concerns a proposed reduction in the company’s share premium account by approximately HK$87.3 million ($11.2 million) to offset accumulated losses of the company of approximately HK$87.3 million ($11.2 million) as at Dec. 31, 2006. This move would enable the company to eliminate accumulated losses as well as facilitate possible dividend declarations from earnings in the future. In view of the benefits of this proposal, a vote supporting this request is recommended.
		Approve Issuance of Shares and Grant of Options Pursuant to the
	11	Share Option Scheme	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
The share option scheme under whose terms this request is made allows for an excessive level of dilution at 10 percent and provides for a total dilution with all existing or latter proposed plans at an even higher rate of 30 percent. Given the potential dilution to shareholders and the absence of performance targets and vesting periods, we recommend a vore opposing this request.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		3,129,956
3,129,956
		Total:		3,129,956		3,129,956

04/26/07 AGM	CHINA INFRASTRUCTURE MACHINERY HOLDINGS LTD		G2111M106					N/A	776,000	776,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Final Dividend of HK$0.22 Per Share	Mgmt	For	For	For	With					0	0	0	0
	3a	Reelect Lee San Yim as Director	Mgmt	For	For	For	With					0	0	0	0
	3b	Reelect Qiu Debo as Director	Mgmt	For	For	For	With					0	0	0	0
	3c	Reelect Luo Jianru as Director	Mgmt	For	For	For	With					0	0	0	0
	3d	Reelect Mou Yan Qun as Director	Mgmt	For	For	For	With					0	0	0	0
	3e	Reelect Chen Chao as Director	Mgmt	For	For	For	With					0	0	0	0
	3f	Reelect Lin Zhong Ming as Director	Mgmt	For	For	For	With					0	0	0	0
	3g	Reelect Zhang Hong as Director	Mgmt	For	For	For	With					0	0	0	0
	3h	Reelect Ngai Ngan Ying as Director	Mgmt	For	For	For	With					0	0	0	0
	3i	Reelect Fang Deqin as Director	Mgmt	For	For	For	With					0	0	0	0
	3j	Reelect Yang Hongqi as Director	Mgmt	For	For	For	With					0	0	0	0
	3k	Reelect Qian Shizheng as Director	Mgmt	For	For	For	With					0	0	0	0
	3l	Reelect Lo Peter as Director	Mgmt	For	For	For	With					0	0	0	0
	3m	Authorize Board to Fix Remuneration of Directors	Mgmt	For	For	For	With					0	0	0	0
		Approve Deloitte Touche Tohmatsu as Auditors and Authorize
	4	Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0

		Approve Issuance of Equity or Equity-Linked Securities without
	5	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
This item seeks to refresh the company's mandate to issue shares, representing up to 20 percent of current issued capital, without preemptive rights.

	6	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This authority is limited to 10 percent of the outstanding share capital of the company on the date of the resolution is passed and operates under strict regulatory guidelines of the SEHK. We believe that when timed correctly, corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.
	7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
This mandate effectively increases the number of shares that may be issued without preemptive rights to 30 percent of issued capital from the original limit of 20 percent under the general mandate to issue shares sought by most Hong Kong companies. Given that the general mandate to issue shares is subject to abuse by companies that issue shares at discounts to the market price, such extension of the general share issuance mandate may increase the scope of non-preemptive placements, putting minority shareholders at a disadvantage as repurchased shares may also be reissued at a discount to the market price. In view of this, shareholders are recommended to oppose this item unless a minimal discount of 5 percent or less is specified for share issuances under a general mandate.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		776,000
776,000
		Total:		776,000		776,000

04/26/07 AGM	HONGGUO INTERNATIONAL HOLDINGS LTD		G45840108					N/A	1,554,000	1,554,000	Voted

	1	Adopt Financial Statements and Directors' and Auditors' Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Declare First and Final Dividend of $0.0073 Per Share	Mgmt	For	For	For	With					0	0	0	0
	3	Reelect Chen Yixi as Director	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:

Chen Yixi is an executive director who serves on the board's Nominating Committee. We prefer that all key board committees comprise only independent directors. We believe that executives -- particularly on such key board committees as the audit, remuneration and nominating committees -- threaten to undermine the purpose of these committees in providing independent oversight and preventing conflicts of interest.
	4	Reelect Chen Seow Phun John as Director	Mgmt	For	For	For	With					0	0	0	0
		Approve Directors' Fees of SGD 170,000 for the Year Ended Dec.
	5	31, 2006 (2005: SGD 120,000)	Mgmt	For	For	For	With					0	0	0	0
		Reappoint Deloitte & Touche as Auditors and Authorize Board to
	6	Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
	7	Approve Issuance of Shares without Preemptive Rights	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,554,000
1,554,000
		Total:		1,554,000		1,554,000

04/26/07 AGM	SINO-ENVIRONMENT TECHNOLOGY GROUP LTD		Y7999R101			With		N/A	324,000	324,000	Voted

	1	Adopt Financial Statements and Directors' and Auditors' Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Reelect Sun Jiangrong as Director	Mgmt	For	For	For	With					0	0	0	0
	3	Reelect Goh Chee Wee as Director	Mgmt	For	For	For	With					0	0	0	0
	4	Reelect Pan Jinquan as Director	Mgmt	For	For	For	With					0	0	0	0
		Approve Directors' Fees of SGD 206,000 for the Year Ended Dec.
	5	31, 2006	Mgmt	For	For	For	With					0	0	0	0
		Appoint PricewaterhouseCoopers as Auditors and Authorize Board
	6	to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
	7	Approve Issuance of Shares without Preemptive Rights	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		324,000
324,000
		Total:		324,000		324,000

04/30/07 AGM	CENTURY SUNSHINE ECOLOGICAL TECHNOLOGY HOLDINGS LTD		G2091K120					04/25/07	5,465,000	5,465,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Final Dividend of HK$0.01 Per Share	Mgmt	For	For	For	With					0	0	0	0
	3a1	Reelect Chi Wen Fu as an Executive Director	Mgmt	For	For	For	With					0	0	0	0
	3a2	Reelect Shum Sai Chit as an Executive Director	Mgmt	For	For	For	With					0	0	0	0

	3a3	Reelect Zhou Xing Dun as an Executive Director	Mgmt	For	For	For	With						0	0	0	0
	3a4	Reelect Shen Yi Min as an Independent Non-Executive Director	Mgmt	For	For	For	With						0	0	0	0
	3b	Authorize Board to Fix the Remuneration of Directors	Mgmt	For	For	For	With						0	0	0	0

	4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For	With						0	0	0	0
Research Notes:
This item seeks approval for the reappointment of PricewaterhouseCoopers as the company's auditors for the year.
		Approve Issuance of Equity or Equity-Linked Securities without
	5a	Preemptive Rights	Mgmt	For	Against	Against	With						0	0	0	0
Research Notes:

This item seeks to refresh the company's mandate to issue shares, up to 20 percent of current issued capital, without preemptive rights.
	5b	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With						0	0	0	0
Research Notes:
This authority is limited to 10 percent of the outstanding share capital of the company on the date of resolution is passed and operates under strict regulatory guidelines of SEHK. We believe that when timed corrrectly, corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.
	5c	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With						0	0	0	0
Research Notes:
This mandate effectively increases the number of shares that may be issued without preemptive rights to 30 percent of issued capital from the original limit of 20 percent under the general mandate to issue shares sought by most Hong Kong companies. Given that the general mandate to issue shares is subject to abuse by companies that issue shares at discounts to the market price, such extension of the general share issuance mandate may increase the scope of non-preemptive placements, putting minority shareholders at a disadvantage as repurchased shares may also be reissued at a discount to the market price. In view of this, shareholders are recommended to oppose this item unless a minimal discount of 5 percent or less is specified for share issuances under a general mandate.
	5d	Approve Issuance of Shares Pursuant to Share Option Scheme	Mgmt	For	Against	Against	With						0	0	0	0
Research Notes:
The share option scheme under whose terms this request is made allows for an excessive level of dilution at 10 percent without providing performance conditions and vesting periods and provides for a total dilution with all existing or later proposed plans at an even higher rate of 30 percent. Given the high level of dilution of the proposed plan, we recommend a vote opposing this request.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		5,465,000
5,465,000
		Total:		5,465,000		5,465,000

05/07/07 EGM	China Grand Forestry Resources Grp Ltd. (formerly GOOD FELLO		G210A0106					N/A		3,662,000	3,662,000	Voted
		Approve Increase in Authorized Share Capital from HK$650 to
	1	HK$2 Billion by the Creation of Additional 13.5 Billion Shares	Mgmt	For	Against	Against	With						0	0	0	0
Research Notes:
This item proposes to increase the authorized share capital of the company from HK$650.0 million ($83.7 million) to HK$2.0 billion ($257.5 million) by the creation of an additional 13.5 billion new shares of HK$0.1 ($0.01) each. The company’s issued share capital as at April
18, 2007 consisted of approximately 5.1 billion shares, or approximately 77.9 percent of the company’s authorization.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		3,662,000
3,662,000
		Total:		3,662,000		3,662,000

05/08/07 AGM	MINTH GROUP LTD		G6145U109						2/5/2007	754,000	754,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With						0	0	0	0
	2	Approve Final Dividend	Mgmt	For	For	For	With						0	0	0	0
Research Notes:
The board is proposing a first and final dividend of HK$0.097 ($0.01) per share, an amount that has increased from HK$0.033 ($0.004) per share the year before. This gives the company a payout ratio of 28.6 percent, up from 10 percent th previous year.
		Reelect Zhao Feng as Director and Authorize Board to Fix His
	3a	Remuneration	Mgmt	For	For	For	With						0	0	0	0
		Reelect Heng Kwoo Seng as Director and Authorize Board to Fix
	3b	His Remuneration	Mgmt	For	For	For	With						0	0	0	0
		Reelect Wang Ching as Director and Authorize Board to Fix His
	3c	Remuneration	Mgmt	For	For	For	With						0	0	0	0
		Reelect Zhang Liren as Director Authorize Board to Fix His
	3d	Remuneration	Mgmt	For	For	For	With						0	0	0	0

	4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For	With						0	0	0	0
Research Notes:
This item seeks to reappoint Deloitte Touche Tohmatsu as the company's auditors for the coming year.
		Approve Issuance of Equity or Equity-Linked Securities without
	5	Preemptive Rights	Mgmt	For	Against	Against	With						0	0	0	0

Research Notes:
This item seeks to refresh the company's mandate to issue shares, representing up to 20 percent of current issued capital, without preemptive rights.

	6	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This authority is limited to 10 percent of the outstanding share capital of the company on the date the resolution is passed and operates under strict regulatory guidelines of the SEHK. We believe that when timed correctly, corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.
	7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
This mandate effectively increases the number of shares that may be issued without preemptive rights to 30 percent of issued capital from the original limit of 20 percent under the general mandate to issue shares sought by most Hong Kong companies. Given that the general mandate to issue shares is subject to abuse by companies that issue shares at discounts to the market price, such extension of the general share issuance mandate may increase the scope of non-preemptive placements, putting minority shareholders at a disadvantage as repurchased shares may also be reissued at a discount to the market price. In view of this, shareholders are recommended to oppose this item unless a minimal discount of 5 percent or less is specified for share issuances under a general mandate.
	8	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks to amend the company's articles of association to require new directors appointed to fill a casual vacancy or as an addition to the board to retire and be eligible for reelection at the first general meeting of the company after their appointment or the next following annual general meeting of the company after their appointment, respectively.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		754,000
754,000
		Total:		754,000		754,000

05/09/07 AGM	SHANDONG WEIGAO GROUP MEDICAL POLYMER CO LTD		Y76810103					4/4/2007	608,000	608,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	3	Approve Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
		Approve Profit Distribution Plan, Final Distribution Plan and Final
	4	Dividend	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The board recommends the payment of a final dividend of RMB 0.033 ($0.004) per share. Together with the interim dividend of RMB0.02
($0.003), the company has a payout ratio of 29.4 percent. We use a minimum 30 percent and a maximum 100 percent ratio as triggers for further analysis.
		Reappoint Deloitte Touche Tohmatsu as Auditors and Authorize
	5	Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
	6a	Reelect Chen Xue Li as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	6b	Reelect Zhou Shu Hua as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	6c	Reelect Zhang Hua Wei as Director	Mgmt	For	For	For	With					0	0	0	0
	6d	Reelect Wang Yi as Director	Mgmt	For	For	For	With					0	0	0	0
	6e	Reelect Miao Yan Guo as Director	Mgmt	For	For	For	With					0	0	0	0
	6f	Reelect Wang Zhi Fan as Director	Mgmt	For	For	For	With					0	0	0	0
	6g	Reelect Wu Chuan Ming as Director	Mgmt	For	For	For	With					0	0	0	0
	6h	Reelect Shi Huan as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	6i	Reelect Luan Jian Ping as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	6j	Reelect Bi Hong Mei as Supervisor	Mgmt	For	For	For	With					0	0	0	0
	6k	Reelect Miao Hai Sheng as Supervisor	Mgmt	For	For	For	With					0	0	0	0
		Authorize Board to Fix the Remuneration of Directors and
	7	Supervisors	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	8	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
This item seeks to refresh the company's mandate to issue shares, representing up to 20 percent of current issued capital, without preemptive rights.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		608,000
608,000
		Total:		608,000		608,000

05/16/07 AGM	China Mobile (Hong Kong) Limited		Y14965100					11/5/2007	396,000	396,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2a	Approve Final Dividend	Mgmt	For	For	For	With					0	0	0	0
	2b	Approve Special Dividend	Mgmt	For	For	For	With					0	0	0	0
	3a	Reelect Wang Jianzhou as Director	Mgmt	For	For	For	With					0	0	0	0
	3b	Reelect Li Yue as Director	Mgmt	For	For	For	With					0	0	0	0

	3c	Reelect Zhang Chenshuang as Director	Mgmt	For	For	For	With					0	0	0	0
	3d	Reelect Frank Wong Kwong Shing as Director	Mgmt	For	For	For	With					0	0	0	0
	3e	Reelect Paul Michael Donovan as Director	Mgmt	For	For	For	With					0	0	0	0
		Reappoint KPMG as Auditors and Authorize Board to Fix Their
	4	Remuneration	Mgmt	For	For	For	With					0	0	0	0

	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	6	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.
	7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, we recommend shareholders vote against this resolution.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		396,000
396,000
		Total:		396,000		396,000

05/17/07 AGM	Cheung Kong Holdings		Y13213106					9/5/2007	60,000	60,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Declare Final Dividend	Mgmt	For	For	For	With					0	0	0	0
	3a	Elect Ip Tak Chuen, Edmond as Director	Mgmt	For	For	For	With					0	0	0	0
	3b	Elect Woo Chia Ching, Grace as Director	Mgmt	For	For	For	With					0	0	0	0
	3c	Elect Chiu Kwok Hung, Justin as Director	Mgmt	For	For	For	With					0	0	0	0
	3d	Elect Chow Kun Chee, Roland as Director	Mgmt	For	For	For	With					0	0	0	0
	3e	Elect Yeh Yuan Chang, Anthony as Director	Mgmt	For	For	For	With					0	0	0	0
	3f	Elect Chow Nin Mow, Albert as Director	Mgmt	For	For	For	With					0	0	0	0
	3g	Elect Wong Yick-ming, Rosanna as Director	Mgmt	For	For	For	With					0	0	0	0
	3h	Elect Kwan Chiu Yin, Robert as Director	Mgmt	For	For	For	With					0	0	0	0
		Appoint Deloitte Touche Tohmatsu as Auditors and Authorize
	4	Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	5a	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

	5b	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
	5c	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, we recommend shareholders vote against this resolution.
	6	Amend Articles Re: Appointment of Directors	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		60,000
60,000
		Total:		60,000		60,000

05/18/07 AGM	Shanghai Zhenhua Port Machinery Co. Ltd.		Y7699F100					05/14/07	374,900	374,900	Voted
		Meeting For B Shareholders										0	0	0	0
	1	Accept Directors' Report	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Supervisors' Report	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Report on the Job Description of Independent Directors	Mgmt	For	For	For	With					0	0	0	0
		Accept 2006 Report on the Performance of the President and 2007
	4	Work Plan	Mgmt	For	For	For	With					0	0	0	0
	5	Accept 2006 Financial Statements	Mgmt	For	For	For	With					0	0	0	0
	6	Approve Allocation of Income and Dividend	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
The board is proposing an annual cash dividend of RMB 1.5 ($0.19) for every 10 shares held, or RMB 0.15 ($0.02) per share. This gives the company a payout ratio of 28.8 percent, slightly up from the 26 percent and 25 percent achieved in 2005 and 2004, respectively. We use a minimum of 30 percent and a maximum of 100 percent as benchmarks to trigger further analysis.
	7	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0

Research Notes:
The board is proposing to revise the company's Articles of Association regarding its registered capital and shareholding structure. Articles
6 and 19 will be amended to increase the company's registered capital to RMB 3.08 billion ($393.96 million), equivalent to 3.08 billion ordinary shares, to accommodate the distribution of 2005 stock dividends and bonus issuance of shares. On the other hand, Article 18 will be amended to reflect China Communications Construction Co. Ltd. as the new majority shareholder of the company following completion of the transfer by China Construction Communication Group of a 24.2 percent stake in the latter in October 2006.
	8	Authorize Issuance of Short-Term Financing Bonds	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks to issue short-term financing bonds with a total value of not more than RMB 2.34 billion ($299.31 million), which is equivalent to
39.9 percent of the company's net asset value of RMB 5.87 billion ($750.83 million) as of Dec. 31, 2006. The company's management will be authorized to handle all matters related to this issuance.
	9	Amend Accounting Policy and Estimate	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

The proposal seeks shareholder approval to change the company's existing accounting policies and estimates. This will be patterned after the accounting system of its controlling shareholder, CCC, and the revised Accounting Standards for Business Enterprises (ASBE), which was issued by the Ministry of Finance on Feb. 15, 2006 and came into effect on January this year. The updated ASBE includes the integration of principles from the International Financial Reporting Standards and the modifications of existing standards to encourage more transparent financial reporting. In addition, an interpretive guidance has been provided to tackle the accounting system for special transactions and industry accounting issues. It now has one basic standard and 38 specific standards, an increase of 22 specific standards from the original ASBE.

	10	Approve Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Approve Status on the Use of Proceeds from Previous Share
	11	Placement	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The proposal seeks to acknowledge the use of proceeds from the previous share placement undertaken by Shanghai Zhenhua. The company usually provides a detailed explanation of where the proceeds were allocated and how much of the proceeds have been used up as of the latest financial year.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		374,900
374,900
		Total:		374,900		374,900

05/21/07 AGM	Hong Kong And China Gas Co. Ltd.		Y33370100					9/5/2007	206,000	206,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Final Dividend	Mgmt	For	For	For	With					0	0	0	0
	3a	Reelect Colin Lam Ko Yin as Director	Mgmt	For	For	For	With					0	0	0	0
	3b	Reelect Lee Ka Kit as Director	Mgmt	For	For	For	With					0	0	0	0
	3c	Reelect Lee Ka Shing as Director	Mgmt	For	For	For	With					0	0	0	0
	3d	Reelect Alfred Chan Wing Kin as Director	Mgmt	For	For	For	With					0	0	0	0
		Reappoint PricewaterhouseCoopers as Auditors and Authorize
	4	Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Authorize Capitalization of an Amount Standing to the Credit of the
		Share Premium Amount and Application of Such Amount for
		Payment in Full of New Shares of HK$0.25 Each on the Basis of
	5a	One Bonus Share for Every Ten Existing Shares Held	Mgmt	For	For	For	With					0	0	0	0

	5b	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	5c	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.
	5d	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, we recommend shareholders vote against this resolution.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		206,000
206,000
		Total:		206,000		206,000

05/22/07 AGM	Huaneng Power International Inc.		Y3744A105					04/20/07	826,000	826,000	Voted
	1	Accept Working Report of the Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Working Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Financial Statements	Mgmt	For	For	For	With					0	0	0	0
	4	Approve Profit Distribution Plan	Mgmt	For	For	For	With					0	0	0	0

	5	Reappoint Auditors and Authorize Board to Fix Their Remuneration Mgmt		For	For	For	With					0	0	0	0
	6	Approve Liability Insurance for Directors and Senior Management	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
Given the absence of the disclosure of any concrete provisions prohibiting the company to provide such protection in exception to the above conditions, ISS recommends shareholders to vote against this resolution.
		Approve Issuance of Short-Term Debentures with a Principal
	7	Amount of Up to RMB 5.0 Billion within the PRC	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
We note, however, that the company did not provide further details regarding the terms and the use of proceeds for the Proposed Short-Term
Bond Issue, which is not usual market practice. As such, we are unable to ascertain whether approval of this item would have any negative impact on shareholder rights or shareholder value. In view of this, we recommend a vote against this resolution.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		826,000
826,000
		Total:		826,000		826,000

05/22/07 AGM	China Insurance International Holdings Co. Ltd.		Y1456Z102 Y1456Z128					05/16/07	1,604,000	1,604,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2a	Reelect Lin Fan as Director	Mgmt	For	For	For	With					0	0	0	0
	2b	Reelect Song Shuguang as Director	Mgmt	For	For	For	With					0	0	0	0
	2c	Reelect Xie Yiqun as Director	Mgmt	For	For	For	With					0	0	0	0
	2d	Reelect Wu Jiesi as Director	Mgmt	For	For	For	With					0	0	0	0
	2e	Authorize the Board to Fix the Remuneration of Directors	Mgmt	For	For	For	With					0	0	0	0
		Reappoint KPMG as Auditors and Authorize Board to Fix Their
	3	Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	4	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
	6	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, we recommend shareholders vote against this resolution.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		802,000
802,000
		WK1U Fred Alger		802,000
802,000
		Total:		1,604,000		1,604,000

05/25/07 AGM	CNOOC LTD		Y1662W117					05/17/07	1,166,000	1,166,000	Voted
		Ordinary Business										0	0	0	0
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Final Dividend	Mgmt	For	For	For	With					0	0	0	0
	3a	Reelect Luo Han as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	3b	Reelect Wu Guangqi as Executive Director	Mgmt	For	For	For	With					0	0	0	0

	3c	Reelect Chiu Sung Hong as Independent Non-Executive Director	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:

Given the issues surrounding the company and the independent directors’ failure to voice concerns on proposals detrimental to minority shareholders, we recommend that shareholders vote against the reelection of Chiu and Tse to express their disapproval over how the company’s independent directors have performed their functions in acting independently in the interest of minority shareholders.
		Reelect Tse Hau Yin, Aloysius as Independent Non-Executive
	3d	Director	Mgmt	For	Against	Against	With					0	0	0	0
	3e	Authorize Board to Fix the Remuneration of Directors	Mgmt	For	For	For	With					0	0	0	0
	4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Special Business										0	0	0	0
	1	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	2	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0

Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.
	3	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, we recommend shareholders vote against this resolution.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,166,000
1,166,000
		Total:		1,166,000		1,166,000

05/29/07 AGM	China Petroleum & Chemical Corp.		Y15010104					04/30/07	1,328,000	1,328,000	Voted
	1	Accept the Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept the Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	4	Approve Profit Distribution Plan and Final Dividend	Mgmt	For	For	For	With					0	0	0	0

		Approve KPMG Huazhen and KPMG as Domestic and Overseas
	5	Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
	6	Approve Sichuan-to-East China Gas Project	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	7	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.
	8	Approve Issuance of Corporate Bonds	Mgmt	For	For	For	With					0	0	0	0
		Authorize Board to Deal with All Matters in Connection with the
		Issuance of Corporate Bonds and Formulation and Execution of All
	9	Necessary Legal Documents for Such Purpose	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,328,000
1,328,000
		Total:		1,328,000		1,328,000

06/06/07 AGM	CHINA COMMUNICATIONS CONSTRUCTION GROUP LTD, BEIJING		Y14369105					4/5/2007	1,105,000	1,105,000	Voted
	1	Accept Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	4	Approve Profit Distribution Plan for 2006	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

This item seeks shareholder approval for the profit appropriation proposal for the year 2006. Relevant regulations in the People’s
Republic of China and the articles of association of the Group (the company and its subsidiaries) require 10 percent of profits to be transferred to the statutory surplus reserve account and the transfer to this reserve must be made before the distribution of dividends to shareholders.
		Reappoint PricewaterhouseCoopers as the International Auditors
		and PricewaterhouseCoopers Zhong Tian CPAs Ltd. Company as
		the Domestic Auditors and Authorize Board to Fix Their
	5	Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	6	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
This item seeks shareholder approval for a new mandate to issue shares, representing up to 20 percent of current issued capital, without preemptive rights.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,105,000
1,105,000
		Total:		1,105,000		1,105,000

06/08/07 AGM	China Shipping Development Co.(Formerly Shanghai Hai Xing)		Y1503Y108			With		8/5/2007	446,000	446,000	Voted
	1	Approve Twelve Construction Agreements	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Two Tanker Construction Agreements	Mgmt	For	For	For	With					0	0	0	0
	3	Approve Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	4	Approve Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
	5	Approve Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0

	6	Approve Dividend Distribution Plan	Mgmt	For	For	For	With					0	0	0	0
		Approve Remuneration of Directors and Supervisors and
	7	Reimbursements for Independent Non-Executive Directors	Mgmt	For	For	For	With					0	0	0	0
		Reappoint Shanghai Zhonghua Huyin CPA and Ernst & Young as
		Domestic and International Auditors, Respectively, and Authorize
	8	Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Approve Report on Use of Proceeds from the Issuance of 350
	9	Million New Shares on May 23, 2002	Mgmt	For	For	For	With					0	0	0	0
	10	Elect Yan Zhi Chung as Supervisor	Mgmt	For	For	For	With					0	0	0	0
		Amend Articles Re: Change the Number of Supervisors from 3
	11	Persons to 3-5 Persons	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		446,000
446,000
		Total:		446,000		446,000

06/08/07 AGM	Hon Hai Precision Industry Co. Ltd.		Y36861105					9/4/2007	287,000	287,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Allocation of Income and Dividends	Mgmt	For	For	For	With					0	0	0	0
		Approve Capitalization of 2006 Dividends and Employee Profit
	3	Sharing	Mgmt	For	For	For	With					0	0	0	0
		Approve Increase of Registered Capital and Issuance of Ordinary
	4	Shares to Participate in the Issuance of Global Depository Receipt	Mgmt	For	For	For	With					0	0	0	0
	5	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
At the time of the delivery of this analysis, the company had not disclosed adequate information. Therefore, a vote against the resolution must be advised due to poor disclosure.
	6	Amend Election Rules of Directors and Supervisors	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
At the time of the delivery of this analysis, the company had not disclosed adequate information. Therefore, a vote against the resolution must be advised due to poor disclosure.
		Amend Procedures Governing the Acquisition or Disposal of
	7	Assets	Mgmt	For	For	For	With					0	0	0	0
	8	Elect Directors and Supervisors	Mgmt	For	For		Against					0	0	0	0
		Approve Release of Restrictions of Competitive Activities of
	9	Directors	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
In the absence of any significant concerns regarding the proposed nominees, ISS recommends that shareholders distribute their cumulative votes equally to the two independent director nominees, Hwu Tsong-Min and Liu Cheng-Yu.
	10	Other Business										0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		287,000
287,000
		Total:		287,000		287,000

06/08/07 AGM	Foxconn Technology Co. Ltd (Frmly Q-RUN TECHNOLOGY CO LTD)		Y3002R105					9/4/2007	90,000	90,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Allocation of Income and Dividends	Mgmt	For	For	For	With					0	0	0	0
		Approve Capitalization of 2006 Dividends and Employee Profit
	3	Sharing	Mgmt	For	For	For	With					0	0	0	0
	4	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
At the time of the delivery of this analysis, the company had not disclosed adequate information. Therefore, a vote against the resolution must be advised due to poor disclosure.
	5	Amend Election Rules of Directors and Supervisors	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
At the time of the delivery of this analysis, the company had not disclosed adequate information. Therefore, a vote against the resolution must be advised due to poor disclosure.
		Amend Procedures Governing the Acquisition or Disposal of
	6	Assets	Mgmt	For	For	For	With					0	0	0	0
	7	Elect Directors and Supervisors	Mgmt	For	For	For	With					0	0	0	0
		Approve Release of Restrictions of Competitive Activities of
	8	Directors	Mgmt	For	For	For	With					0	0	0	0
	9	Other Business										0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger	90,000
90,000
		Total:	90,000		90,000

06/11/07 AGM	Guangdong Investment Ltd.		Y2929L100					6/6/2007	1,152,000	1,152,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Final Dividend	Mgmt	For	For	For	With					0	0	0	0
	3a	Reelect Li Wai Keung as Director	Mgmt	For	For	For	With					0	0	0	0
	3b	Reelect Chan Cho Chak, John as Director	Mgmt	For	For	For	With					0	0	0	0
	3c	Reelect Li Kwok Po, David as Director	Mgmt	For	For	For	With					0	0	0	0
	3d	Reelect Jiang Jin as Director	Mgmt	For	For	For	With					0	0	0	0
	3e	Reelect Sun Yingming as Director	Mgmt	For	For	For	With					0	0	0	0
	3f	Authorize Board to Fix the Remuneration of Directors	Mgmt	For	For	For	With					0	0	0	0
	4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	5	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

	6	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	For	With					0	0	0	0
	7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, we recommend shareholders vote against this resolution.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger	1,152,000
1,152,000
		Total:	1,152,000		1,152,000

06/11/07 AGM	MediaTek Inc.		Y5945U103					12/4/2007	82,000	82,000	Voted
	1	Accept 2006 Operating Results and Financial Statements	Mgmt	For	For	For	With					0	0	0	0
	2	Approve 2006 Profit Distribution Plan	Mgmt	For	For	For	With					0	0	0	0
		Approve Capitalization of 2006 Dividends and Employee Profit
	3	Sharing	Mgmt	For	For	For	With					0	0	0	0
	4	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0
		Amend Procedures Governing the Acquisition or Disposal of
	5	Assets	Mgmt	For	For	For	With					0	0	0	0
		Approve Increase of Registered Capital and Issuance of Ordinary
	6	Shares to Participate in the Issuance of Global Depository Receipt	Mgmt	For	For	For	With					0	0	0	0
	7	Other Business										0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger	82,000
82,000
		Total:	82,000		82,000

06/11/07 AGM	Awea Mechantronic Co Ltd		Y0486W105					12/4/2007	292,000	292,000	Voted
	1	Accept 2006 Financial Statements	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Allocation of Income and Dividends	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The board is proposing a cash dividend of NTD 3 ($0.09) per share and a stock dividend of 100 shares for every 1,000 shares held, or NTD 1
($0.03) each. This gives the company a payout ratio of 58.9 percent. We use a minimum of 30 percent and a maximum of 100 percent as benchmarks to trigger further analysis.
		Approve Capitalization of 2006 Dividends and Employee Profit
	3	Sharing	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

Taiwanese companies routinely capitalize dividends and distribute new fully paid shares to shareholders free of charge; there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base. This item is pursuant to the stock dividends discussed in Item 2.
		Amend Procedures Governing the Acquisition or Disposal of
	4	Assets	Mgmt	For	For	For	With					0	0	0	0

Research Notes:
The proposal seeks to revise the company's procedures governing the acquisition or disposal of assets in accordance with the newly revised Guidelines for Handling Acquisition or Disposal of Assets by Public Companies issued by the Financial Supervisory Commission,
Executive Yuan (FSC) on Jan. 19, 2007. Major revisions are as follows: to change the governing body to the FSC instead of the Securities &
Futures Commission, Ministry of Finance, Taiwan; to include the fund underlying securities as part of the assets to be handled by the company; to add that if special prices are required to be used as reference for the transaction price, there is no need to obtain an appraisal report and an accountant opinion regarding the transaction; to use the latest audited financial statements of a company to be acquired or disposed (Target
Company) as the reference in appraising the transaction price, and to request for an accountant’s opinion regarding the reasonableness of the transaction price should the dollar amount of the transaction be equivalent to 20 percent of the Target Company’s paid-in capital or at least NTD 300 million ($9.21 million), except if: the Target Company’s securities have a publicly offered price from an active market,
	5	Elect One Director	Mgmt	For	For	For	With					0	0	0	0
	6	Other Business										0	0	0	0
Research Notes:
This is a non-voting item.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger	292,000
292,000
		Total:	292,000		292,000

06/11/07 AGM	HOLTEK SEMICONDUCTOR INC		Y3272F104					12/4/2007	334,000	334,000	Voted
	1	Accept 2006 Operating Results and Financial Statements	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Allocation of Income and Dividends	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The board is proposing a cash dividend of NTD 3.707 ($0.11) per share and a stock dividend of 10 shares for every 1,000 shares held, or NTD
0.1 ($0.003) each. This gives the company a payout ratio of 76 percent. We use a minimum of 30 percent and a maximum of 100 percent as benchmarks to trigger further analysis.
		Approve Capitalization of 2006 Dividends and Employee Profit
	3	Sharing	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

Taiwanese companies routinely capitalize dividends and distribute new fully paid shares to shareholders free of charge; there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base. This item is pursuant to the stock dividends discussed in Item 2.
	4	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Approval of this item will allow the company to incorporate the following changes to its Articles of Association:
		Amend Procedures Governing the Acquisition or Disposal of
	5	Assets	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The proposal seeks to revise the company's procedures governing the acquisition or disposal of assets in accordance with the newly revised Guidelines for Handling Acquisition or Disposal of Assets by Public Companies issued by the Financial Supervisory Commission,
Executive Yuan (FSC) on Jan. 19, 2007. Major revisions are as follows: to change the governing body to the FSC instead of the Securities &
Futures Commission, Ministry of Finance, Taiwan; to include the fund underlying securities as part of the assets to be handled by the company; to add that if special prices are required to be used as reference for the transaction price, there is no need to obtain an appraisal report and an accountant opinion regarding the transaction; to use the latest audited financial statements of a company to be acquired or disposed (Target
Company) as the reference in appraising the transaction price, and to request for an accountant’s opinion regarding the reasonableness of the transaction price should the dollar amount of the transaction be equivalent to 20 percent of the Target Company’s paid-in capital or at least NTD 300 million ($9.21 million), except if: the Target Company’s securities have a publicly offered price from an active market,

	6	Amend Operating Procedures for Loan of Funds to Other Parties	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
In this item, the board is proposing to amend the company’s operating procedures for loan of funds to other parties (Loan Procedures).
Major amendment includes the determining the eligible participants in which Holtek may provide loans:
	7	Amend Operating Procedures for Endorsement and Guarantee	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks to amend the company’s operating guidelines for endorsement and guarantee. The amendments will be based on the company’s business needs and in accordance with Newsletter No. 0940006026 issued by the FSC and promulgated on Dec. 29, 2005.
Latest revisions made by the FSC include:
	8	Amend Election Rules of Directors and Supervisors	Mgmt	For	For	For	With					0	0	0	0

Research Notes:
This item proposes to revise the company's election rules for directors and supervisors. Major amendments include requiring the ballot inspector to be a shareholder of the company; requiring the board to produce ballots equivalent to the number of board and supervisory seats that must be filled in; specifying that ballots with corrections or a ballot containing the names of two or more candidates shall be rendered invalid and shall not be counted; stating that should the company establish an audit committee, there is no need for the company to elect supervisors; stating that director and supervisor candidates who did not meet the qualifications indicated in Article 26-3 paragraphs 3 and 4 will not be eligible for election; adding a new article requiring the company to base its election rules on the Company Law, its Articles of Association and other related laws; adding a new article requiring the company to obtain shareholder approval before the election rules can be implemented; and requiring the company to elect independent directors with the election of non-independent directors and supervisors at the same time. However, the number of voting rights attached to each share for electing independent directors and non-independent directors shall be calculated separately according to the corresponding seats available. Those candidates who acquire more votes shall win the seats of independent directors, non-independent directors or supervisors, as applicable.
	9	Amend Rules and Procedures Regarding Shareholder Meeting	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Item 9 seeks to modify the company's rules and procedures regarding shareholder meeting (Meeting Procedures). Revisions are as follows: to specify that if the shareholder meeting is convened by the board, then the chairman of the board shall act as the chairman in the shareholder meeting; to allow shareholders present at a shareholder meeting to voice out their concerns on a similar proposal for five minutes each; and to make editorial changes on certain articles.
	10	Elect Directors and Supervisors	Mgmt	For								0	0	0	0
		Approve Release of Restrictions of Competitive Activities of
	11	Directors	Mgmt	For	Against	For	Against					0	0	0	0
Research Notes:
Items 10.1 to 10.12 seek to elect seven non-independent directors and three supervisors to replace the retiring directors and supervisors for the coming term. The resolution also includes the election of two independent directors as required by the prevailing laws. The tenure of the newly elected directors and supervisors will be for three years from the meeting date until June 10, 2010. The existing directors and supervisors shall be discharged from their office on the same date as the new directors and supervisors are elected. Details regarding the nominees were not disclosed.
	12	Other Business										0	0	0	0
Research Notes:
Refer to Item 10.1.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger	334,000
	334,000
		Total:	334,000		334,000

06/12/07 AGM	CHINA LIFE INSURANCE CO LTD		Y1477R204					11/5/2007	185,000	185,000	Voted
	1	Accept Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Financial Statements and Auditors' Report	Mgmt	For	For	For	With					0	0	0	0
	4	Approve Profit Distribution and Cash Dividend Distribution Plan	Mgmt	For	For	For	With					0	0	0	0
		Authorize Board to Fix the Remuneration of Directors and
	5	Supervisors	Mgmt	For	For	For	With					0	0	0	0
		Approve Purchase of Liability Insurance for Directors and
	6	Management and Authorize Board to Organize and Implement It	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
Due to the company's failure to provide specific details regarding the scope and the terms of this proposal, we are unable to ascertain whether approval of this item would have any negative impact on shareholder rights or shareholder value. In view of this, we recommend a vote against this resolution.
		Reappoint PricewaterhouseCoopers Zhong Tian CPAs Co. Ltd.,
		Certified Public Accountants and PricewaterhouseCoopers,
		Certified Public Accountants as PRC and International Auditors
	7	and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	8	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger	185,000
	185,000
		Total:	185,000		185,000

06/12/07 AGM	Ta Chong Bank		Y83595101					04/13/07	1,984,000	1,984,000	Voted
	1	Accept 2006 Financial Statements	Mgmt	For	For	For	With					0	0	0	0
		Approve Compensation of the Accumulated Losses of the
	2	Company	Mgmt	For	For	For	With					0	0	0	0

Research Notes:
The proposal seeks shareholder approval to transfer the company’s reserves amounting to NTD 792.17 million ($24.31 million) to compensate for a portion of its accumulated losses totaling NTD 4.97 billion ($152.5 million) as at Dec. 31, 2006. Breakdown of the reserves is as follows: legal reserves totaling NTD 643.8 million ($19.75 million), special reserves worth NTD 77.33 million ($2.37 million), and capital reserves amounting to NTD 71.04 million ($2.18 million).
	3	Amend Election Rules of Directors and Supervisors	Mgmt	For	For	For	With	0	0	0	0
Research Notes:

Approval of this item will allow the company to revise its election rules. Key amendments are as follows: to remove all references to the company's independent supervisors as the Order No. Financial-Supervisory-Securities-I-0950001616 issued by the Financial Supervisory
Commission, Executive Yuan (FSC) only require the appointment of independent directors; to require the company to adopt the candidates nomination system when electing independent directors; to specify the election procedure for non-independent and independent directors; to stipulate that those nominees who fail to comply with Article 26-3 of the Securities & Exchange Act will not be eligible for election.
		Amend Procedures Governing the Acquisition or Disposal of
	4	Assets	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
The proposal seeks to revise the company's procedures governing the acquisition or disposal of assets (Acquisition or Disposal
Procedures) in accordance with the newly revised Guidelines for Handling Acquisition or Disposal of Assets by Public Companies issued by the
Financial Supervisory Commission, Executive Yuan (FSC) on Jan. 19, 2007. Major revisions are as follows:
	5	Amend Articles of Association	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
Item 5 seeks to amend the company's Articles of Association. Major revisions are as follows:
		Approve Issuance of Ordinary Shares or Convertible Bonds for a
	6	Private Placement	Mgmt	For	For	For	With	0	0	0	0
Research Notes:
The proposal seeks to allow the company to issue not more than 500 million new ordinary shares or convertible bonds worth not more than NTD
7 billion ($214.79 million) to selected investors (Share and Bond Issuance). Moreover, the board would be authorized to execute all documents, carry out necessary formalities, and do all other acts in order to give effect to the proposed Share and Bond Issuance. Proceeds from the Share and Bond Issuance will be used to improve Ta Chong's capital structure and for working capital purposes.

		Approve Increase of Registered Capital and Issuance of Ordinary
	7	Shares to Participate in the Issuance of Global Depository Receipt	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
At the time of the delivery of this analysis, the company had not disclosed adequate information. Therefore, a vote against the resolution must be advised due to poor disclosure.
		Elect Directors by Cumulative Voting						0	0	0	0
		Elect Chen Tien-Mao, a Representative of Ching Yuan Investment
	8.1	Co. Ltd., as a Director with Shareholder No. 27189	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
Items 8.1 to 8.18 seek to elect 12 non-independent directors and three supervisors to replace the retiring directors and supervisors for the coming term. The resolution also includes the election of three independent directors as required by the prevailing laws. The tenure of the newly elected directors and supervisors will be for three years from the meeting date. The existing directors and supervisors shall be discharged from their office on the same date as the new directors and supervisors are elected.
		Elect Chen Chien-Tong, a Representative of Ching Yuan
	8.2	Investment Co. Ltd., as a Director with Shareholder No. 27189	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Chen Huang Shu-Hui, a Representative of He Lian
	8.3	Investment Co. Ltd., as Director with Shareholder No. 1	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Chen Chien-Ping, a Representative of He Lian Investment
	8.4	Co. Ltd., as Director with Shareholder No. 1	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Ko Hong-Ming, a Representative of Kwang Yang Motor Co.
	8.5	Ltd. as Director with Shareholder No. 24127	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Ko Chun-Ping, a Representative of Kwang Yang Motor Co.
	8.6	Ltd. as Director with Shareholder No. 24127	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Ko Wang Su-Yen, a Representative of Hong Guang
	8.7	Investment Co. Ltd. as Director with Shareholder No. 73100	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
Refer to Item 8.1.
	8.8	Elect Ko Sheng-Feng as Director with Shareholder No. 71170	Mgmt	For	Against	Against	With	0	0	0	0

Research Notes:
Refer to Item 8.1.
		Elect Huang Chun-Jen, a Representative of Chang Shun Joint
	8.9	Investment Co. Ltd., as Director with Shareholder No. 76124	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Chen Ming-Tuan, a Representative of Bai-Fu Investment Co.
	8.1	Ltd., as Director with Shareholder No. 46917	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Lu Yong-Ren, a Representative of Taiwan Kai De Investment
	8.11	Co. Ltd., as Director with Shareholder No. 31658	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
	8.12	Elect Jerry Chen as Director with Shareholder No. 130466	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Lin Chi-Yuan as Independent Director with ID No.
	8.13	C100768519	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Kung Ming-Hsin as Independent Director with ID No.
	8.14	A123440192	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Liu Meng-Chi as Independent Director with ID No.
	8.15	N121110174	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Supervisors by Cumulative Voting										0	0	0	0
		Elect Tsai Ting-Pang, a Representative of Fong Kuo Fishery Co.
	8.16	Ltd., as Supervisor with Shareholder No. 13	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
		Elect Chang Te-Sheng, a Representative of Ri Zhen Investment
	8.17	Co. Ltd., as Supervisor with Shareholder No. 32112	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 8.1.
	8.18	Elect Shih His-Hsien as Supervisor with Shareholder No. 91653	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 8.1.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger	1,984,000
1,984,000
		Total:	1,984,000		1,984,000

06/13/07 AGM	SIMPLO TECHNOLOGY CO LTD		Y7987E104					04/14/07	143,000	143,000	Voted
	1	Accept 2006 Financial Statements	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Allocation of Income and Dividends	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The board is proposing a cash dividend of NTD 4.5 ($0.14) per share and a stock dividend of 100 shares for every 1,000 shares held, or NTD 1
($0.03) each. This gives the company a payout ratio of 56 percent. We use a minimum of 30 percent and a maximum of 100 percent as benchmarks to trigger further analysis.
		Approve Capitalization of 2006 Dividends and Employee Profit
	3	Sharing	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

Taiwanese companies routinely capitalize dividends and distribute new fully paid shares to shareholders free of charge; there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base. This item is pursuant to the stock dividends discussed in Item 2.
	4	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

Approval of this item will allow the company to incorporate the following amendment to its Articles of Association: to allow the company to use the amount of legal reserves in excess of 50 percent of its registered capital for dividend distribution, with priority given to the distribution of cash over stock dividends. Total cash and stock dividends must be equivalent to 20-100 percent and 0-80 percent, respectively, of the total dividends to be paid out. Currently, total cash dividend must not be lower than 10 percent of the total dividends to be paid out.

		Amend Procedures Governing the Acquisition or Disposal of
	5	Assets	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The proposal seeks to revise the company's procedures governing the acquisition or disposal of assets (Acquisition or Disposal
Procedures) in accordance with the newly revised Guidelines for Handling Acquisition or Disposal of Assets by Public Companies issued by the
Financial Supervisory Commission, Executive Yuan (FSC) on Jan. 19, 2007. Major revisions are as follows:
	6	Amend Election Rules of Directors and Supervisors	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Item 6 proposes to modify the company's election rules for directors and supervisors. Key revision includes requiring the company to elect independent directors with the election of non-independent directors and supervisors at the same time. However, the number of voting rights attached to each share for electing independent directors and non-independent directors shall be calculated separately according to the corresponding seats available. Those candidates who acquire more votes shall win the seats of independent directors, non-independent directors or supervisors, as applicable.
	7	Approve Issuance of Shares for a Private Placement	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The proposal seeks to allow the company to privately place not more than 16.5 million new ordinary shares with a par value of NTD 10 ($0.31)
each to Hon Hai Precision Industry Co. (Hon Hai) (Share Issuance). The shares, which will be issued at a 36 percent discount of NTD 86.89
($2.67) apiece, will be acquired by two of Hon Hai's venture capital units . The offer price was based on 80 percent of the average closing price of the company's shares five trading days prior to the pricing date on March 12, 2007, less the amount of stock and cash dividends paid out. Upon completion, Hon Hai will replace Quanta Computer Inc. as Simplo's largest shareholder, holding an 8.9 percent of
Simplo's enlarged share capital.
	8	Elect Two Directors	Mgmt	For	For	For	With					0	0	0	0
	9	Other Business										0	0	0	0
Research Notes:
This is a non-voting item.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		143,000
143,000
		Total:		143,000		143,000

06/13/07 AGM	EPISTAR CORP		Y2298F106			With		04/14/07	267,000	267,000	Voted
	1	Accept 2006 Operating Results and Financial Statements	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Allocation of Income and Dividends	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The board is proposing a cash dividend of NTD 1.8 ($0.06) per share and a stock dividend of 20 shares for every 1,000 shares held, or NTD 0.2
($0.006) each. This gives the company a payout ratio of 58.7 percent. We use a minimum of 30 percent and a maximum of 100 percent as benchmarks to trigger further analysis.
		Approve Capitalization of 2006 Dividends and Employee Profit
	3	Sharing	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

Taiwanese companies routinely capitalize dividends and distribute new fully paid shares to shareholders free of charge; there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base. This item is pursuant to the stock dividends discussed in Item 2.
		Amend Procedures Governing the Acquisition or Disposal of
	4	Assets	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The proposal seeks to revise the company's procedures governing the acquisition or disposal of assets (Acquisition or Disposal
Procedures) in accordance with the newly revised Guidelines for Handling Acquisition or Disposal of Assets by Public Companies issued by the
Financial Supervisory Commission, Executive Yuan (FSC) on Jan. 19, 2007. Major revisions are as follows:
	5	Dismiss Directors and Supervisors	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item proposes to dismiss all directors and supervisors of the company ahead of their original three-year term ending March 1, 1999. As a related resolution, Item 6 seeks to elect a new set of board and supervisory committee comprising of 11 directors and three supervisors. The tenure of the newly elected directors and supervisors will be for three years from the meeting date until June 12, 2010. The existing directors and supervisors shall be discharged from their office on the same date as the new directors and supervisors are elected.
	6	Elect Directors and Supervisors	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
Refer to Item 5.
		Approve Release of Restrictions of Competitive Activities of
	7	Directors	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This request will allow the directors of the company to serve on the boards of other companies. This is an item that is routinely proposed at
Taiwanese AGMs. We recommend that shareholders support this request.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		267,000
267,000
		Total:		267,000		267,000

06/13/07 AGM	TRIPOD TECHNOLOGY CORP		Y8974X105			With		04/14/07	116,000	116,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve Allocation of Income and Dividends	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The board is proposing a cash dividend of NTD 1.6 ($0.05) per share and a stock dividend of 140 shares for every 1,000 shares held, or NTD 1.4
($0.04) each. This gives the company a payout ratio of 35.97 percent. We use a minimum of 30 percent and a maximum of 100 percent as benchmarks to trigger further analysis.
		Approve Capitalization of 2006 Dividends and Employee Profit
	3	Sharing	Mgmt	For	For	For	With					0	0	0	0
Research Notes:

Taiwanese companies routinely capitalize dividends and distribute new fully paid shares to shareholders free of charge; there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base. This item is pursuant to the stock dividends discussed in Item 2.
	4	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The proposal seeks shareholder approval to increase its registered capital to NTD 6 billion ($184.11 million) from NTD 5 billion ($153.42 million).
This is to accommodate the distribution of 2006 stock dividends and for future share issuances. Changes in the registered capital will be reflected in the company's Articles of Association.
		Amend Procedures Governing the Acquisition or Disposal of
	5	Assets	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The proposal seeks to revise the company's procedures governing the acquisition or disposal of assets (Acquisition or Disposal
Procedures) in accordance with the newly revised Guidelines for Handling Acquisition or Disposal of Assets by Public Companies issued by the
Financial Supervisory Commission, Executive Yuan on Jan. 19, 2007. Major revisions are as follows:

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		116,000
116,000
		Total:		116,000		116,000

06/15/07 AGM	Yanzhou Coal Mining Company Limited		Y97417102					05/17/07	1,106,617	1,106,617	Voted
	1	Accept Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
		Approve Profit Distribution Plan (Cash Dividend and Special Cash
	4	Distribution Dividend Plans)	Mgmt	For	For	For	With					0	0	0	0
	5	Approve Remuneration of Directors	Mgmt	For	For	For	With					0	0	0	0
		Appoint Deloitte Touche Tohmatsu and Deloitte Touche Tohmatsu
		Certified Public Accountants Ltd. as the Company's International
		and Domestic Auditors, Respectively, and Authorize Board to Fix
	6	Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
	7	Approve Amendments to the Business Scope of the Company	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	8a	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:

In this case, the company did not provide discount restrictions on the issue price of H shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.
	8b	Description of Relevant Period	Mgmt	For	Against	Against	With					0	0	0	0
		Authorize Board to Approve, Execute and Procure All Documents,
	8c	Deeds and Things Relevant to the Issue of New Shares	Mgmt	For	Against	Against	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,106,617
1,106,617
		Total:		1,106,617		1,106,617

06/15/07 AGM	China National Building Material Co Ltd		Y15045100					06/15/07	1,528,000	1,528,000	Voted
	1	Accept Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0

		Approve Profit Distribution Plan and Final Dividend Distribution
	4	Plan	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks approval for the company's profit and final dividend distribution plans for the year ended Dec. 31, 2006.
	5	Approve Interim Dividend for 2007	Mgmt	For	For	For	With					0	0	0	0
		Reappoint ShineWing Certified Public Accountants and Deloitte
		Touche Tohmatsu, Certified Public Accountants as PRC and
		International Auditors and Authorize Board to Fix Their
	6	Remuneration	Mgmt	For	For	For	With					0	0	0	0
	7	Approve Revised 2007 Cap	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks to revise the aggregate annual cap for 2007, in relation to the connected transactions between the company and China National
Building Material Group Corp. (Parent), a controlling shareholder of the company, concerning: (1) the supply by Parent or procurement of its subsidiaries to supply limestone and clay to the company for the production of clinker and other cement products (Master Agreement), and (2)
individual agreements between the company and its subsidiaries (Group) and Parent and its subsidiaries (Parent Group) containing provisions that reflect the binding principles, guidelines, terms and conditions in and further elaborations on the transactions pursuant to the Master
Agreement (Individual Agreements).
		Approve Issuance of Equity or Equity-Linked Securities without
	8	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
This item seeks to refresh the company's mandate to issue shares, representing up to 20 percent of each of the aggregate nominal amounts of domestic shares and overseas listed foreign shares in issue, without preemptive rights.

	9	Amend Articles Re: Scope of Business Activities of the Company	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks approval to amend the company's articles of association to reflect its scope of business after obtaining the Certificate of
Eligibility in relation to foreign project subcontracting on May 15, 2006.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,528,000
1,528,000
		Total:		1,528,000		1,528,000

06/15/07 AGM	CHINA MERCHANTS BANK CO LTD		Y14896115			With		05/15/07	345,500	345,500	Voted
	1	Accept Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Report of the Board of Supervisors	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Audited Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	4	Accept Final Financial Report	Mgmt	For	For	For	With					0	0	0	0
		Approve Profit Appropriations Plan Including the Distribution of
	5	Final Dividend	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks shareholder approval for the profit appropriation proposal for the year 2006. Relevant regulations in the People’s
Republic of China and the articles of association of the company require 10 percent of profits to be transferred to the statutory surplus reserve account and the transfer to this reserve must be made before the distribution of dividends to shareholders.

	6	Appoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
The board seeks to appoint auditors of the company for the year. We note however that the auditors report contained in the annual report is unqualified, meaning that in the opinion of the auditors, the financial statements are fairly presented in accordance with International Financial
Reporting Standards and the disclosure requirements of the Hong Kong Companies Ordinance. Also included in this resolution is the grant of board authority to fix the remuneration of the auditors.
	7a	Reelect Qin Xiao as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7b	Reelect Fu Yuning as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7c	Reelect Li Yinquan as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7d	Reelect Huang Dazhan as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7e	Elect Ding An Hua, Edward as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7f	Reelect Wei Jiafu as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7g	Reelect Sun Yueying as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7h	Reelect Wang Daxiong as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7i	Reelect Fu Junyuan as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7j	Reelect Ma Weihua as Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7k	Elect Zhang Guanghua as Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7l	Elect Li Hao as Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7m	Reelect Wu Jiesi as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7n	Elect Yan Lan as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7o	Elect Song Lin as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
		Reelect Chow Kwong Fai, Edward as Independent Non-Executive
	7p	Director	Mgmt	For	For	For	With					0	0	0	0
	7q	Reelect Liu Yongzhang as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7r	Reelect Liu Hongxia as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0

	7s	Elect Hong Xiaoyuan as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	8a	Reelect Zhu Genlin as Shareholder Representative Supervisor	Mgmt	For	For	For	With					0	0	0	0
	8b	Reelect Chen Haoming as Shareholder Representative Supervisor Mgmt		For	For	For	With					0	0	0	0
	8c	Elect Dong Xiande as Shareholder Representative Supervisor	Mgmt	For	For	For	With					0	0	0	0
	8d	Elect Li Jiangning as Shareholder Representative Supervisor	Mgmt	For	For	For	With					0	0	0	0
	8e	Reelect Shi Jiliang as External Supervisor	Mgmt	For	For	For	With					0	0	0	0
	8f	Reelect Shao Ruiqing as External Supervisor	Mgmt	For	For	For	With					0	0	0	0
		Accept Duty Performance and Cross-Evaluation Reports of
	9	Independent Non-Executive Directors	Mgmt	For	For	For	With					0	0	0	0
	10	Accept Assessment Report on the Duty Performance of Directors	Mgmt	For	For	For	With					0	0	0	0
		Accept Duty Performance and Cross-Evaluation Reports of
	11	External Supervisors	Mgmt	For	For	For	With					0	0	0	0
	12	Accept Related Party Transaction Report	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		345,500
345,500
		Total:		345,500		345,500

06/15/07 EGM	AGTECH HOLDINGS LTD		G0135Z103			With		N/A	4,326,000	4,326,000	Voted
		Approve Allotment and Issuance of 237.6 Million New Shares of
		HK$0.002 Each in the Capital of the Company (Consideration
		Shares) for the Purpose of Acquiring the Entire Issued Share
	1	Capital of Shining China Inc. by AGTech Investment Hldgs. Ltd.	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
This item seeks approval for the allotment and issuance of approximately 237.6 million new shares of HK$0.002 ($0.0003) each in the capital of the company (Consideration Shares) at an issue price of HK$1.964 ($0.25) each (Issue Price).
		Reelect Robert Geoffrey Ryan as Executive Director and Authorize
	2	Board to Fix His Remuneration	Mgmt	For	For	For	With					0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		4,326,000
4,326,000
		Total:		4,326,000		4,326,000

06/26/07 AGM	CHINA SHIPPING CONTAINER LINES CO LTD		Y1513C104					05/29/07	2,407,000	2,407,000	Voted
	1	Accept Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0
	3	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
		Approve Profit Distribution Plan and Final Dividend Distribution
	4	Plan	Mgmt	For	For	For	With					0	0	0	0
		Approve Remuneration of Directors and Supervisors for the Year
	5	Ending Dec. 31, 2007	Mgmt	For	For	For	With					0	0	0	0
	6	Elect Ma Zehua as Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	7	Elect Pan Zhanyuan as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	8	Elect Shen Kangchen as Independent Non-Executive Director	Mgmt	For	For	For	With					0	0	0	0
	9	Elect Yao Guojian as Supervisor	Mgmt	For	For	For	With					0	0	0	0
	10a	Reelect Li Shaode as Director	Mgmt	For	For	For	With					0	0	0	0
	10b	Reelect Huang Xiaowen as Director	Mgmt	For	For	For	With					0	0	0	0
	10c	Reelect Zhao Hongzhou as Director	Mgmt	For	For	For	With					0	0	0	0
	10d	Reelect Zhang Jianhua as Director	Mgmt	For	For	For	With					0	0	0	0
	10e	Reelect Wang Daxiong as Director	Mgmt	For	For	For	With					0	0	0	0
	10f	Reelect Zhang Guofa as Director	Mgmt	For	For	For	With					0	0	0	0
	10g	Reelect Yao Zuozhi as Director	Mgmt	For	For	For	With					0	0	0	0
	10h	Reelect Xu Hui as Director	Mgmt	For	For	For	With					0	0	0	0
	10i	Reelect Hu Hanxiang as Director	Mgmt	For	For	For	With					0	0	0	0
	10j	Reelect Wang Zongxi as Director	Mgmt	For	For	For	With					0	0	0	0
	11a	Reelect Chen Decheng as Supervisor	Mgmt	For	For	For	With					0	0	0	0
	11b	Reelect Tu Shiming as Supervisor	Mgmt	For	For	For	With					0	0	0	0
	11c	Reelect Hua Min as Supervisor	Mgmt	For	For	For	With					0	0	0	0
	11d	Reelect Pan Yingli as Supervisor	Mgmt	For	For	For	With					0	0	0	0
		Appoint PricewaterhouseCoopers, Hong Kong, Certified Public
		Accountants and BDO Zhong Hua Certified Public Accountants as
		International and PRC Auditors, Respectively, and Authorize Board
	12	to Fix Their Remuneration	Mgmt	For	For	For	With					0	0	0	0
		Approve Amendments to the Parts of the H Share Appreciation
		Rights Scheme (the Scheme) and Methods for Implementation of
	13a	the Scheme (Amended Scheme and Methods)	Mgmt	For	For	For	With					0	0	0	0

		Approve Granting of Share Appreciation Rights Under the
	13b	Amended Scheme and Methods	Mgmt	For	For	For	With					0	0	0	0
		Approve All Other Matters Contemplated Under the Amended
	13c	Scheme and Methods	Mgmt	For	For	For	With					0	0	0	0
		Approve Issuance of Equity or Equity-Linked Securities without
	14	Preemptive Rights	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:
In this case, the company did not provide discount restrictions on the issue price of domestic shares or H shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.
	15	Other Business (Voting)	Mgmt	For	Against	Against	With					0	0	0	0
Research Notes:

Although this item is routine and only those issues that could legally be discussed could be presented for consideration, its approval would create an opportunity for those who attend the meeting to approve changes that are not in the best interests of all shareholders. We recommend that shareholders oppose this item unless the company has provided detailed information about the issues that will be discussed.

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		2,407,000
2,407,000
		Total:		2,407,000		2,407,000

06/28/07 AGM	Uni-President Enterprises Corp.		Y91475106					04/29/07	1,107,000	1,107,000	Voted
	1	Accept Financial Statements and Statutory Reports	Mgmt	For	For	For	With					0	0	0	0
	2	Approve 2006 Profit Distribution Plan	Mgmt	For	For	For	With					0	0	0	0
	3	Approve Increase in Investment in the People's Republic of China	Mgmt	For	For	For	With					0	0	0	0
		Approve Capitalization of 2006 Dividends and Employee Profit
	4	Sharing	Mgmt	For	For	For	With					0	0	0	0
		Amend Procedures Governing the Acquisition or Disposal of
	5	Assets	Mgmt	For	For	For	With					0	0	0	0
	6	Amend Articles of Association	Mgmt	For	For	For	With					0	0	0	0
		Elect Directors by Cumulative Voting										0	0	0	0
		Elect Chin-Yen Kao, a Representative of Kao Chyuan Inv. Co. Ltd.,
	7.1	as Director with Account No. 69100090	Mgmt	For	For	For	With					0	0	0	0
Research Notes:
In the absence of any significant concerns regarding the proposed nominees, we recommend that shareholders distribute their cumulative votes equally among all director nominees, as well as supervisor nominees.
		Elect Chih-Hsien Lo, a Representative of Kao Chyuan Inv. Co. Ltd.,
	7.2	as Director with Account No. 69100090	Mgmt	For	For	For	With					0	0	0	0
	7.3	Elect Kao-Huei Cheng as Director with Account No. 52900010	Mgmt	For	For	For	With					0	0	0	0
	7.4	Elect Chang-Sheng Lin as Director with Account No. 15900071	Mgmt	For	For	For	With					0	0	0	0
		Elect Ping-Chih Wu, a Representative of Giant Attempt Ltd., as
	7.5	Director with Account No. 69100060	Mgmt	For	For	For	With					0	0	0	0
	7.6	Elect Po-Ming Hou as Director with Account No. 23100014	Mgmt	For	For	For	With					0	0	0	0
	7.7	Elect Ching-Chien Hou Su as Director with Account No. 23100015	Mgmt	For	For	For	With					0	0	0	0
	7.8	Elect Hsiu-Jen Liu as Director with Account No. 52700020	Mgmt	For	For	For	With					0	0	0	0
	7.9	Elect Ying-Jen Wu as Director with Account No. 11100062	Mgmt	For	For	For	With					0	0	0	0
		Elect Chung-Ho Wu, a Representative of Young Yun Inv. Co. Ltd.,
	7.1	as Director with Account No. 69102650	Mgmt	For	For	For	With					0	0	0	0
		Elect Supervisors by Cumulative Voting										0	0	0	0
	7.11	Elect Kao-Keng Chen as Supervisor with Account No. 33100090	Mgmt	For	For	For	With					0	0	0	0
		Elect Peng-Chih Kuo, a Representative of Chau Chih Inv. Co. Ltd.,
	7.12	as Supervisor with Account No. 69105890	Mgmt	For	For	For	With					0	0	0	0
	7.13	Elect Joe J.T. Teng as Supervisor with Account No. 53500011	Mgmt	For	For	For	With					0	0	0	0
		Approve Release of Restrictions of Competitive Activities of
	8	Directors	Mgmt	For	For	For	With					0	0	0	0
	9	Other Business										0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,107,000
1,107,000
		Total:		1,107,000		1,107,000

06/29/07 AGM	ZHEJIANG GLASS CO		Y9891S104					06/29/07	1,330,000	1,330,000	Voted
	1	Accept Report of the Board of Directors	Mgmt	For	For	For	With					0	0	0	0
	2	Accept Report of the Supervisory Committee	Mgmt	For	For	For	With					0	0	0	0

		Accept Financial Statements Audited by the Company's
	3	International Auditors	Mgmt	For	For	For	With	0	0	0	0
		Accept Financial Statements and Statutory Reports Audited by the
	4	Company's Domestic Auditors	Mgmt	For	For	For	With	0	0	0	0
	5a1	Reelect Feng Guangcheng as Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5a2	Reelect Gao Huojin as Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5a3	Reelect Shen Guangjun as Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5a4	Elect Jiang Liqiang as Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5b1	Reelect Liu Jianguo as Non-Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5b2	Elect Xie Yong as Non-Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5c1	Reelect Wang Yanmou as Independent Non-Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5c2	Reelect Li Jun as Independent Non-Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5c3	Reelect Su Gongmei as Independent Non-Executive Director	Mgmt	For	For	For	With	0	0	0	0
	5c4	Reelect Zhou Guochun as Independent Non-Executive Director	Mgmt	For	For	For	With	0	0	0	0
	6a	Elect or Reelect Xu Yuxiang as Supervisor	Mgmt	For	For	For	With	0	0	0	0
	6b	Elect or Reelect Lou Zhenrong as Supervisor	Mgmt	For	For	For	With	0	0	0	0
	6c	Elect or Reelect Fang Shengli as Supervisor	Mgmt	For	For	For	With	0	0	0	0
	6d	Elect or Reelect Fu Guohua as Supervisor	Mgmt	For	For	For	With	0	0	0	0
	6e	Elect or Reelect Xu Mingfeng as Supervisor	Mgmt	For	For	For	With	0	0	0	0
	6f	Elect or Reelect Mei Lingfeng as Supervisor	Mgmt	For	For	For	With	0	0	0	0
		Authorize Board to Fix the Remuneration of Directors and
	7	Supervisors	Mgmt	For	For	For	With	0	0	0	0
	8	Approve Plan for Making Up Losses of the Company	Mgmt	For	For	For	With	0	0	0	0
Research Notes:

This concerns the proposed plan for making up losses of the company. While the exact contents of the company's plan were not provided, approval of the plan is seen to be an administrative formality that is not expected to have any demonstrable impact on shareholder rights or value.
		Reappoint PricewaterhouseCoopers, Hong Kong and
		PricewaterhouseCoopers Zhong Tian CPAs Ltd. Company as
		International and Domestic Auditors Respectively, and Authorize
	9	Board to Fix Their Remuneration	Mgmt	For	For	For	With	0	0	0	0
	10	Approve Issuance of H Shares without Preemptive Rights	Mgmt	For	Against	Against	With	0	0	0	0
Research Notes:
This item seeks shareholder approval to refresh the company's general mandate to issue H shares, representing up to 20 percent of current issued capital, without preemptive rights.
	11	Reelect Hong Yumei as Executive Director	Mgmt	For	For	For	With	0	0	0	0

		Fund Name	Shares Available		Shares Voted
		WK1U Fred Alger		1,330,000
1,330,000
		Total:		1,330,000		1,330,000

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                                   SIGNATURES

    Pursuant to the  requirements  of the  Investment  Company Act of 1940,  the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant) The China - U.S. Growth Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Daniel C. Chung
                          ------------------------------------------------------
                          Daniel C. Chung, Principal Executive Officer

Date    8/22/07
     ---------------------------------------------------------------------------

o  Print the name and title of each signing officer under his or her signature.